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                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 333-17217

EQ Advisors Trust

PROSPECTUS DATED MAY 1, 1999

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This Prospectus describes the nineteen (19) Portfolios offered by EQ Advisors
Trust that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

      BALANCED PORTFOLIOS                    AGGRESSIVE EQUITY PORTFOLIOS
      -------------------                    ----------------------------

    EQ/Evergreen Foundation                     BT Small Company Index
       EQ/Putnam Balanced                            EQ/Evergreen
  Merrill Lynch World Strategy               MFS Emerging Growth Companies
                                          Warburg Pincus Small Company Value

   DOMESTIC EQUITY PORTFOLIOS                  INTERNATIONAL PORTFOLIOS
   --------------------------                  ------------------------
      BT Equity 500 Index                    BT International Equity Index
  Capital Guardian U.S. Equity          Morgan Stanley Emerging Markets Equity
   Capital Guardian Research               T. Rowe Price International Stock
   EQ/Alliance Premier Growth
    EQ/Putnam Growth & Income Value
Merrill Lynch Basic Value Equity
     MFS Growth with Income
          MFS Research
  T. Rowe Price Equity Income

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YOU SHOULD BE AWARE THAT THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
OR DISAPPROVED OF THE INVESTMENT MERIT OF THESE PORTFOLIOS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Ver 3

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Overview

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EQ ADVISORS TRUST

This Prospectus tells you about the nineteen (19) current Portfolios of the EQ Advisors Trust ("Trust") and the Class IB shares offered by the Trust on behalf of each Portfolio. The Trust is an open-end management investment company. Each Portfolio is a separate series of the Trust with its own investment objective, investment strategies and risks, which are described in this Prospectus. Each of the current Portfolios of the Trust, except for the Morgan Stanley Emerging Markets Equity Portfolio and the Merrill Lynch World Strategy Portfolio, are diversified for purposes of the Investment Company Act of 1940, as amended ("1940 Act").

The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contract" or collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and Equitable of Colorado, Inc. ("EOC") and to The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). The prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract.

EQ Financial Consultants, Inc. ("Manager") serves as the Manager of the Trust, subject to the supervision and direction of the Board of Trustees. The Manager has overall responsibility for the general management and administration of the Trust. During 1999, the Manager plans to change its name to AXA Advisors, Inc.

Each of the Portfolios has its own investment adviser ("Adviser"). Information about the Adviser for each Portfolio is contained in the description concerning that Portfolio in the section entitled "About the Investment Portfolios." The Manager has the ultimate responsibility to oversee each of the Advisers and to recommend their hiring, termination and replacement. Subject to approval by the Board of Trustees, the Manager may without obtaining shareholder approval: (i) select Advisers for each of the Trust's Portfolios; (ii) enter into and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers.

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Table of contents

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1
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 SUMMARY INFORMATION CONCERNING EQ
    ADVISORS TRUST                                           4
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 2
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 ABOUT THE INVESTMENT PORTFOLIOS                            10
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    BALANCED PORTFOLIOS                                     12
       EQ/Evergreen Foundation Portfolio                    12
       EQ/Putnam Balanced Portfolio                         14
       Merrill Lynch World Strategy Portfolio               17
    DOMESTIC EQUITY PORTFOLIOS                              20
       BT Equity 500 Index Portfolio                        20
       Capital Guardian U.S. Equity Portfolio               22
       Capital Guardian Research Portfolio                  24
       EQ/Alliance Premier Growth Portfolio                 26
       EQ/Putnam Growth & Income Value Portfolio            28
       Merrill Lynch Basic Value Equity Portfolio           30
       MFS Growth with Income Portfolio                     32
       MFS Research Portfolio                               34
       T. Rowe Price Equity Income Portfolio                37
    AGGRESSIVE EQUITY PORTFOLIOS                            39
       BT Small Company Index Portfolio                     39
       EQ/Evergreen Portfolio                               41
       MFS Emerging Growth Companies Portfolio              43
       Warburg Pincus Small Company Value Portfolio         45
    INTERNATIONAL PORTFOLIOS                                47
       BT International Equity Index Portfolio              47
       Morgan Stanley Emerging Markets Equity Portfolio     50
       T. Rowe Price International Stock Portfolio          53

 3
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 MORE INFORMATION ON PRINCIPAL RISKS                        56
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 4
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 MANAGEMENT OF THE TRUST                                    62
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    The Trust                                               62
    The Manager                                             62
    Expense Limitation Agreement                            63
    The Advisers                                            64
    The Administrator                                       64
    The Transfer Agent                                      65
    Brokerage Practices                                     65
    Brokerage Transactions with Affiliates

 5
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 FUND DISTRIBUTION ARRANGEMENTS                             66
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 6
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 PURCHASE AND REDEMPTION                                    67
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 7
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 HOW ASSETS ARE VALUED                                      68
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 8
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 TAX INFORMATION                                            69
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 9
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 PRIOR PERFORMANCE OF EACH ADVISER                          70
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 10
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 FINANCIAL HIGHLIGHTS                                       74
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1

Summary Information Concerning EQ Advisors Trust

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The following chart highlights the nineteen (19) Portfolios described in this
Prospectus that you can choose as investment alternatives under your Contracts offered by Equitable or EOC. The chart and accompanying information identify each Portfolio's investment objective(s), principal investment strategies, and principal risks. "More Information on Principal Risks", which more fully describes each of the principal risks, is provided beginning on page 56.

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EQ ADVISORS TRUST BALANCED PORTFOLIOS
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PORTFOLIO                         INVESTMENT OBJECTIVE(S)
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EQ/EVERGREEN FOUNDATION           Seeks to provide, in order of priority,
                                  reasonable income, conservation of capital and capital appreciation
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EQ/PUTNAM BALANCED                Seeks to provide a balanced investment
                                  composed of a well-diversified portfolio of
                                  stocks and bonds that will produce both
                                  capital growth and current income
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MERRILL LYNCH WORLD STRATEGY      Seeks high total investment return by
                                  investing primarily in a portfolio of equity
                                  and fixed income securities, including
                                  convertible securities, of U.S. and foreign
                                  issuers
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PRINCIPAL INVESTMENT STRATEGIES        PRINCIPAL RISKS
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Common stocks, preferred stocks,       General investment and fixed income risks
securities convertible into or
exchangeable for common stocks,
corporate debt obligations, U.S.
Government securities and
short-term debt instruments
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Well-diversified portfolio of          General investment, fixed income,
stocks and bonds, and negotiable       derivatives, and foreign securities risks
instruments
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Equity and fixed income securities     General investment, foreign securities,
of U.S. and foreign companies          fixed income, derivatives,
                                       non-diversification, liquidity, and
                                       portfolio turnover risks
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-------------------------------------------------------------- EQ Advisors Trust

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EQ ADVISORS TRUST DOMESTIC EQUITY PORTFOLIOS
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PORTFOLIO                                   INVESTMENT OBJECTIVE(S)
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BT EQUITY 500 INDEX                         Seeks to replicate as closely as
                                            possible (before deduction of
                                            Portfolio expenses) the total return
                                            of the S&P 500 Index
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CAPITAL GUARDIAN RESEARCH PORTFOLIO         Seeks long-term growth of capital
--------------------------------------------------------------------------------
CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO      Seeks long-term growth of capital
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EQ/ALLIANCE PREMIER GROWTH PORTFOLIO        Seeks long-term growth of capital by
                                            primarily investing in equity
                                            securities of a limited number of
                                            large, carefully selected, high
                                            quality United States companies that
                                            are judged, by the Adviser, likely
                                            to achieve superior earnings growth
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EQ/PUTNAM GROWTH & INCOME VALUE             Seeks capital growth. Current income
                                            is a secondary objective Merrill
                                            Lynch Basic Value Equity Seeks
                                            capital appreciation and
                                            secondarily, income by investing in
                                            securities, primarily equities, that
                                            the Adviser believes are undervalued
                                            and therefore represent basic
                                            investment value
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MFS GROWTH WITH INCOME                      Seeks to provide reasonable current
                                            income and long-term growth of
                                            capital and income
--------------------------------------------------------------------------------
MFS RESEARCH                                Seeks to provide long-term growth of
                                            capital and future income
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T. ROWE PRICE EQUITY INCOME                 Seeks to provide substantial
                                            dividend income and also capital
                                            appreciation by investing primarily
                                            in dividend-paying common stocks of
                                            established companies
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PRINCIPAL INVESTMENT STRATEGIES             PRINCIPAL RISKS
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Common stocks of companies in the           General investment, index-fund, and
S&P 500 Index                               fixed income risks
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Equity securities primarily of              General investment, growth
United States issuers and securities        investing, convertible securities,
whose principal markets are in the          and foreign securities risks
United States
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Equity securities primarily of              General investment, growth
United States companies with market         investing, convertible securities,
capitalization greater than $1              and foreign securities risks
billion at the time of purchase
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Equity securities of a limited              General investment, focused
number of large, high-quality               portfolio, growth investing,
companies that are likely to offer          convertible securities, derivatives,
superior earnings growth                    and foreign securities risks
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Common stocks (plus convertible             General investment, derivatives,
bonds, convertible preferred stocks,        foreign securities, value investing,
preferred stocks and debt                   and fixed income risks
securities)
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Equity securities that are                  General investment, small-cap and
undervalued                                 mid-cap company, value investing,
                                            and foreign securities risks
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Equity securities (common stock,            General investment, small-cap and
preferred stock, preference stock,          mid-cap company, foreign securities,
convertible securities, warrants and        and growth investing risks
depositary receipts)
--------------------------------------------------------------------------------
Common stock or securities                  General investment, small-cap and
convertible into common stock of            mid-cap company, foreign securities,
companies with better than average          fixed income, and growth investing
prospects for long-term growth              risks
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Dividend-paying common stocks of            General investment, value investing,
established companies                       foreign securities, and fixed income
                                            risks
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-------------------------------------------------------------- EQ Advisors Trust

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EQ ADVISORS TRUST AGGRESSIVE EQUITY PORTFOLIOS
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PORTFOLIO                              INVESTMENT OBJECTIVE(S)
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BT SMALL COMPANY INDEX                 Seeks to replicate as closely as possible
                                       (before the deduction of Portfolio
                                       expenses) the total return of the Russell
                                       2000 Index
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EQ/EVERGREEN                           Seeks capital appreciation
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MFS EMERGING GROWTH COMPANIES          Seeks to provide long-term capital growth
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WARBURG PINCUS SMALL COMPANY VALUE     Seeks long-term capital appreciation
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EQ ADVISORS TRUST INTERNATIONAL EQUITY PORTFOLIOS
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PORTFOLIO                              INVESTMENT OBJECTIVE(S)
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BT INTERNATIONAL EQUITY INDEX          Seeks to replicate as closely as possible
                                       (before deduction of Portfolio expenses)
                                       the total return of the MSCI EAFE Index
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MORGAN STANLEY EMERGING MARKETS        Seeks long-term capital appreciation by
                                       investing primarily in equity securities
                                       of emerging country issuers
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T. ROWE PRICE INTERNATIONAL STOCK      Seeks long-term growth of capital through
                                       investment primarily in common stocks of
                                       established non-U.S. companies
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PRINCIPAL INVESTMENT STRATEGIES        PRINCIPAL RISKS
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Common stocks of small-cap companies   General investment, index-fund,
in the Russell 2000 Index              small-cap and mid-cap company,
                                       derivatives, and fixed income risks
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Common stocks offering potential for   General investment, fixed income,
capital growth (plus common stocks     small-cap and mid-cap company, and
offering potential for current         value investing risks
income, corporate bonds, notes and
debentures, preferred stocks and
convertible securities)
--------------------------------------------------------------------------------
Equity securities of emerging growth   General investment, small-cap and
companies with the potential to        mid-cap company, foreign securities,
become major enterprises               and growth investing risks
--------------------------------------------------------------------------------
Equity securities of U.S. small cap    General investment, small-cap and
companies                              mid-cap company, foreign securities,
                                       fixed income, and value investing
                                       risks
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PRINCIPAL INVESTMENT STRATEGIES        PRINCIPAL RISKS
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Equity securities of companies in the  General investment, index-fund,
MSCI EAFE Index                        foreign securities, liquidity, and
                                       derivatives risks
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Equity securities of emerging market   General investment, foreign
country companies                      securities, convertible securities,
                                       liquidity, derivatives, portfolio
                                       turnover, non-diversification, and
                                       fixed income risks
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Common stocks of established foreign   General investment, foreign
companies                              securities, liquidity, fixed income,
                                       and growth investing risks
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-------------------------------------------------------------- EQ Advisors Trust

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2

About the Investment Portfolios

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This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective.

Please note that:

o A fuller description of each of the principal risks is included in the section "More Information on Principal Risks," which follows the description of each Portfolio in this section of the Prospectus.

o Additional information concerning each Portfolio's strategies, investments, and risks can also be found in the Trust's Statement of Additional Information.

GENERAL INVESTMENT RISKS

Each of the Portfolios is subject to the following risks:

ASSET CLASS RISK: The returns from the types of securities in which a Portfolio invests may underperform returns from the various general securities markets or different asset classes.

MARKET RISK: You could lose money over short periods due to fluctuation in a Portfolio's share price in reaction to stock or bond market movements, and over longer periods during extended market downturns.

SECURITY SELECTION RISK: There is the possibility that the specific securities selected by a Portfolio's Adviser will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class.

YEAR 2000 RISK: A Portfolio could be adversely affected if the computer systems used by the Trust, Adviser, other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data dated on and after January 1, 2000 ("Year 2000 Problem"). The extent of such impact cannot be predicted and there can be no assurances that the Year 2000 Problem will not have an adverse effect on the issuers whose securities are held by a Portfolio. This risk is greater for Portfolios that make foreign investments, particularly in emerging market countries.

The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.

THE BENCHMARKS

Performance of each of the Trust's Portfolios as shown on the following pages compares each Portfolio's performance to that of a broad-based securities index. Each of the Portfolios' annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not representative of the actual return you would receive under your Equitable Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. "Blended" performance numbers (e.g., 60% S&P 500/40% Lehman Gov't/Corp) assume a static mix of the two indices.

THE COMPOSITE MARKET BENCHMARK is made up of 36% S&P 500, 24% MSCI EAFE Index, 21% Salomon Brothers U.S. Treasury Bond 1 year and, 14% Salomon Brothers World Government ex U.S., and 5% U.S. Treasury Bill.

THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500") is an unmanaged index containing common stock of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock

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market. The S&P 500 reflects the reinvestment of dividends, if any, but does not reflect fees, brokerage commissions or other expenses of investing.

THE RUSSELL 2000 INDEX ("Russell 2000") is an unmanaged index (with no defined investment objective) of 2000 small-cap stocks and reflects reinvestment of dividends. It is compiled by the Frank Russell Company.

THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX ("MSCI EAFE") is a market capitalization weighted equity index composed of a sample of companies representative of the market structure of Europe, Australia and the Far East. MSCI EAFE Index returns assume dividends reinvested net of withholding tax and do not reflect any fees or expenses.

THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE PRICE RETURN INDEX ("MSCI Emerging Markets Free") is a market capitalization weighted equity index composed of companies that are representative of the market structure of the following countries: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordan, Korea (@ 50%), Mexico Free, Pakistan, Peru, Philippines Free, Poland, Russia, South Africa, Sri Lanka, Taiwan (@50%), Thailand, Turkey and Venezuela Free. The base date for the index is December 31, 1987. "Free" MSCI indices exclude those shares not purchasable by foreign investors. The average size of the emerging market companies within this index is US $800 million.

LEHMAN GOVERNMENT/CORPORATE BOND INDEX ("Lehman Gov't/Corp") represents an unmanaged group of securities widely regarded by investors as representative of the bond market.

-------------------------------------------------------------- EQ Advisors Trust

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BALANCED PORTFOLIOS

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EQ/EVERGREEN FOUNDATION PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide, in order of priority, reasonable income, conservation of capital and capital appreciation.

For purposes of this Portfolio, the words "reasonable income" mean moderate income.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a combination of common stocks, preferred stocks, securities that are convertible into or exchangeable for common stocks, investment grade corporate debt securities, securities of or guaranteed by the U.S. Government, its agencies or instrumentalities, and short-term debt instruments, such as high quality commercial paper, and obligations of FDIC-member banks. Investments in common stocks focus on those that pay dividends and have the potential for capital appreciation. Common stocks are selected based on a combination of financial strength and estimated growth potential. Bonds are selected based on the Adviser's projections of interest rates, varying amounts and maturities in order to achieve capital protection and, when possible, capital appreciation. The asset allocation of the Portfolio will vary in accordance with changing economic and market conditions.

Under normal market conditions, at least 25% of the Portfolio's net assets will be invested in fixed income securities. In selecting debt securities, the Adviser will emphasize securities that the Adviser believes will not be subject to significant fluctuations in value. The corporate debt obligations purchased by the Portfolio will be rated A or higher by S&P and Moody's. The Fund is not managed with a targeted maturity.

When market or financial conditions warrant, the Portfolio may invest 100% of its assets in short-term obligations for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities which are rated BBB by S&P or an equivalent rating by any other Nationally Recognized Statistical Rating Organization ("NRSRO"), it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is January 1, 1999. Therefore, no performance information is available.

WHO MANAGES THE PORTFOLIO

EVERGREEN ASSET MANAGEMENT CORP. ("Evergreen"), 2500 Westchester Avenue, Purchase, New York 10577. Evergreen has been the Adviser to the Portfolio since it commenced operations. Evergreen is a registered investment adviser and a wholly-owned subsidiary of First

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Union Corporation. Evergreen offers a broad range of financial services to individuals and businesses throughout the United States.

STEPHEN A. LIEBER is the Portfolio Manager and has been responsible for the day-to-day management of the Portfolio since its inception. Mr. Lieber has been the Chairman and Co-Chief Executive Officer of Evergreen since 1994 and has been associated with Evergreen and its predecessor (as Chairman) since 1971.


-------------------------------------------------------------- EQ Advisors Trust

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BALANCED PORTFOLIOS (CONTINUED)

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EQ/PUTNAM BALANCED PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds that will produce both capital growth and current income.

THE INVESTMENT STRATEGY

The Portfolio may invest in almost any type of security or negotiable instrument, including common stocks, corporate bonds, cash and money market securities. Although the proportion invested in each type of security is not fixed, generally, no more than 75% of the Portfolio's assets will be invested in common stocks, securities that are convertible into common stocks and other equity securities.

The Portfolio uses a value-oriented approach by investing in stocks the Adviser believes are currently selling below their true worth.

Value-investing attempts to identify strong companies selling at a discount from their perceived true worth. The Adviser selects stocks for the Portfolio at prices which in its view are temporarily low relative to the company's earnings, assets, cash flow and dividends.

The Portfolio may also invest in debt securities, issued by the U.S. Government or by private companies. Most of the Portfolio's debt securities will be investment grade (rated at least BBB) and are generally intermediate- to long-term (with maturities of more than three (3) years). The Portfolio may also invest in lower-rated debt securities (called "junk bonds").

The Portfolio may also invest up to 20% of its total assets in foreign securities and may purchase Eurodollar certificates of deposit (i.e., short-term time deposits issued by European banks) without regard to this 20% limit.

When market or financial conditions warrant, the Portfolio may invest up to 100% of its assets in short term obligations for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

VALUE INVESTING RISK: As noted above, the Portfolio uses a value-oriented approach to stock selection. Value investing is subject to the risk that a value stock's intrinsic value may never be fully recognized or realized by the market, or its price may go down. There is also the risk that a stock judged to be undervalued may actually be appropriately priced.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper

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valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

PORTFOLIO TURNOVER RISK: The Portfolio's turnover rate was over 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in higher taxable gains that could be passed through to shareholders.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO PERFORMANCE

The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first full year of operations. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The inception date for the Portfolio is May 1, 1997.

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Calendar Year Annual Total Return
--------------------------------------------------------------------------------

                                      1998
                                      ----
                                     11.92%

                quarter:                        Worst quarter:
                9.33% (1998 4th Quarter)        (5.24)% (1998 3rd Quarter)

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AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                   SINCE
                                                    ONE YEAR     INCEPTION
--------------------------------------------------------------------------------
 EQ/Putnam Balanced Portfolio                         11.92%       15.93%
--------------------------------------------------------------------------------
 60% S&P 500/40% Lehman Gov't/Corp.
 Index*                                               21.35%       23.48%
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* For more information on this index, see the preceding section "The
  Benchmarks."

WHO MANAGES THE PORTFOLIO

PUTNAM INVESTMENT MANAGEMENT, INC. ("Putnam Management"), One Post Office Square, Boston, MA 02109. Putnam Management has been the Adviser to the Portfolio since it commenced operations. Putnam Management has been managing mutual funds since 1937. Putnam Management is a subsidiary of Putnam Investments, Inc., which is itself a subsidiary of Marsh & McLennan Companies, Inc.

-------------------------------------------------------------- EQ Advisors Trust

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The Portfolio Managers, responsible for the day-to-day management of the
Portfolio, are: DAVID L. WALDMAN, Managing Director, who has been employed by Putnam Management as an investment professional* since 1997 and prior to 1997, Mr. Waldman was a senior Portfolio Manager at Lazard Freres since 1995, and prior to 1995, he was a Vice President at Goldman Sachs; EDWARD P. BOUSA, Senior Vice President, who has been employed by Putnam Management as an investment professional* since October, 1992; JAMES M. PRUSKO, Vice President, who has been employed by Putnam Management as an investment professional* since 1992; and KRISHNA K. MEMANI, MANAGING DIRECTOR, Senior Vice President, who has been employed by Putnam Management as an investment professional* since 1993. (*Investment professional means that the manager was either a portfolio manager or analyst.)

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MERRILL LYNCH WORLD STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seek high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers.

For purposes of this Portfolio, "total investment return" consists of interest, dividends, discount accruals and capital changes, including changes in the value of non-dollar denominated securities and other assets and liabilities resulting from currency fluctuations.

THE INVESTMENT STRATEGY

The Portfolio is a non-diversified Portfolio that invests in both equity securities and fixed income securities. The Portfolio may invest entirely in equity securities, entirely in fixed income securities, or partly in equity securities and partly in fixed income securities.

A Portfolio may be considered to be "non-diversified" for federal securities law purposes because it invests in a limited number of securities. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.

The Portfolio will normally invest a significant portion of its assets in equity securities of companies throughout the world. The equity securities in which the Portfolio invests will primarily be common stocks of large companies.

There are no limits on the Portfolio's ability to invest in any country or geographic region. The Portfolio can invest primarily in U.S. securities, primarily in foreign securities, or partly in both. It normally invests in at least three countries at any given time. The Portfolio may invest in companies in emerging markets, but the Adviser anticipates that a substantially greater portion of the Portfolio's equity investments will be in companies in developed countries. At the present time, the Portfolio focuses on investments in Canada, Western Europe, the Far East, and Latin America, as well as in the United States. The Adviser will select the percentage of the Portfolio's assets that will be invested in equity securities and fixed income securities, as well as the geographic allocation of the Portfolio's investments, based on its view of general economic and financial trends in various countries and industries, such as inflation, commodity prices, the direction of interest and currency movements, estimates of growth in industry output and profits, and government fiscal policies. For example, if the Adviser believes that falling commodity prices and decreasing estimates of industrial output globally signal low growth and limited returns from equity securities, the Portfolio may emphasize fixed income investments. Similarly, if the Adviser believes that low inflation, new technologies and improvements in economic productivity in a country or region signal a promising environment for equity securities in that country or region the Portfolio may emphasize equity investments in that country or region.

The Portfolio may invest in fixed-income securities of any maturity, including United States and foreign government securities and corporate debt securities. The Portfolio will only invest in debt securities that are rated investment grade by S&P or Moody's or unrated securities that are of comparable quality.

The Portfolio may also invest in securities denominated in currencies other than the U.S. dollar. The Portfolio may also engage in currency transactions to hedge against the risk of loss from changes in currency exchange rates. In addition, the Portfolio may also employ a variety of instruments and techniques to enhance income and to hedge against market and currency risk.

The Portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever the Adviser sees an appropriate opportunity.

-------------------------------------------------------------- EQ Advisors Trust

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When market or financial conditions warrant, the Portfolio may invest up to 100%
of its assets in United States Government or Government agency securities, money market securities, other fixed income securities, or cash for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities that can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in a foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions. Other specific risks of investing in foreign securities include:

    EURO RISK: The Portfolio invests in securities issued by European issuers that that may be adversely impacted by the introduction of the "Euro" as a common currency in 11 European Monetary Union member states. The Euro may result in various legal and accounting differences, tax treatments, the creation and implementation of suitable clearing and settlement systems and other operational problems, that may cause market disruptions that could adversely affect investments quoted in the Euro.

    REGULATORY RISK: In general, foreign companies are also not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies, which could adversely affect their value.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

NON-DIVERSIFICATION RISK: Since a relatively high percentage of the Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of the Portfolio may be more sensitive to changes in the market

--------------------------------------------------------------------------------

value of a single issuer or industry or to risks associated with a single economic, political or regulatory event than a diversified portfolio.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

PORTFOLIO TURNOVER RISK: The Portfolio's turnover rate has been over 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in higher taxable gains that could be passed through to shareholders.

PORTFOLIO PERFORMANCE

The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first full year of operations. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The inception date for the Portfolio is May 1, 1997.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                      1998
                                      ----
                                     6.81%
           Best quarter:                       Worst quarter:
           10.56% (1998 4th Quarter)           (11.15)% (1998 3rd Quarter)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                 SINCE
                                                ONE YEAR       INCEPTION
--------------------------------------------------------------------------------
 Merrill Lynch World Strategy Portfolio           6.81%           6.91%
--------------------------------------------------------------------------------
 Composite Market Benchmark Index*              (25.34)%        (28.92)%
--------------------------------------------------------------------------------
* For more information on this index, see the preceding section "The
  Benchmarks."

WHO MANAGES THE PORTFOLIO

MERRILL LYNCH ASSET MANAGEMENT, L.P. ("MLAM"), 800 Scudders Mill Road, Plainsboro, New Jersey 08543. MLAM has been the Adviser to the Portfolio since it commenced operations. MLAM is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc., a financial services holding company. MLAM and its affiliates act as the manager for more than 100 registered investment companies. MLAM also offers portfolio management and portfolio analysis services to individuals and institutions.

THOMAS R. ROBINSON: is the Portfolio Manager primarily responsible for the day-to-day management of the Portfolio since it commenced operations. Mr. Robinson has served as a First Vice President of MLAM since 1997 and as a Senior Portfolio Manager of MLAM since 1995. Prior to 1995, Mr. Robinson served as Manager of International Strategy for Merrill Lynch & Co. Global Securities Research and Economics Group.

-------------------------------------------------------------- EQ Advisors Trust

DOMESTIC EQUITY PORTFOLIOS

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BT EQUITY 500 INDEX PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before deduction of Portfolio expenses) the total return of the S&P 500.

THE INVESTMENT STRATEGY

The Portfolio invests in equity securities of companies included in the S&P 500. The Adviser seeks to match the risk and return characteristics of the S&P 500 by investing in a statistically selected sample of the securities found in the S&P 500, using a process known as "optimization". This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the S&P 500. This approach helps to increase the Portfolio's liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio's total investment characteristics similar to those of the S&P 500 as a whole.

The Adviser generally will seek to match the composition of the S&P 500 but usually will not invest the Portfolio's stock portfolio to mirror the S&P 500 exactly. Because of the difficulty and cost of executing relatively small stock transactions, the Portfolio may not always be invested in the less heavily weighted S&P 500 stocks, and may at times have its portfolio weighted differently than the S&P 500, particularly if the Portfolio has a low level of assets. In addition, the Portfolio may omit or remove any S&P 500 stock from the Portfolio if, following objective criteria, the Adviser judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. The Portfolio will not purchase the stock of Bankers Trust New York Corporation, which is included in the S&P 500, and instead will overweight its holdings of companies engaged in similar businesses.

For more information on the S&P 500, see the preceding section "The Benchmarks." The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P") and S&P makes no guarantee as to the accuracy and/or completeness of the S&P 500 or any data included therein.

Over time, the correlation between the performance of the Portfolio and the S&P is expected to be 95% or higher before deduction of Portfolio expenses. The Portfolio's ability to track the S&P 500 may be affected by, among others, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the S&P 500 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks securities to track the S&P 500, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

The Portfolio may also invest up to 20% of its assets in short-term debt securities and money market instruments to meet redemption requests or to facilitate investment in the securities of the S&P 500. Securities index futures contracts and related options, warrants and convertible securities may be used for a number of reasons, including: to simulate full investment in the S&P 500 while retaining a cash balance for Portfolio management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or S&P 500. These instruments are considered to be derivatives.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

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INDEX-FUND RISK: The Portfolio is not actively managed and invests in securities included in the index regardless of their investment merit. Therefore, the Portfolio cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the index.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities which are rated BBB by S&P or an equivalent rating by any other Nationally Recognized Statistical Rating Organization ("NRSRO"), it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

PORTFOLIO PERFORMANCE

The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first year of existence. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The Portfolio's inception date was January 1, 1998.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                      1998
                                      ----
                                     25.15%

                Best quarter:                       Worst quarter:
                21.26% (1998 4th Quarter)           (10.03)% (1998 3rd Quarter)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                       SINCE
                                                        ONE YEAR     INCEPTION
--------------------------------------------------------------------------------
 BT Equity 500 Index Portfolio                            25.14%       25.14%
--------------------------------------------------------------------------------
 S&P 500 Index*                                           28.58%       28.58%
--------------------------------------------------------------------------------
* For more information on this index, see the preceding section "The
  Benchmarks."

WHO MANAGES THE PORTFOLIO

BANKERS TRUST COMPANY: ("Bankers Trust"), 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006. Bankers Trust has been the Adviser to the Portfolio since it commenced operations. Bankers Trust is a wholly-owned subsidiary of Bankers Trust Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services, including investment management to the international and domestic institutional markets. During 1999, Bankers Trust Corporation and a wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank") expect to finalize a merger in which Bankers Trust Corporation will be acquired by and become a subsidiary of Deutsche Bank.

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio strives to accomplish its investment objectives through constant supervision, careful securities selection and broad diversification.

The Portfolio invests primarily in equity securities of United States companies with market capitalization greater than $1 billion at the time of purchase. In selecting securities for investment, the Adviser focuses primarily on the potential of capital appreciation.

The Portfolio may invest up to 10% of its total assets in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). These securities may include American Depositary Receipts.

When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in high-quality debt securities, including short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities markets.

CONVERTIBLE SECURITIES RISK: Convertible securities enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is May 1, 1999. Therefore, no prior performance is available.

WHO MANAGES THE PORTFOLIO

CAPITAL GUARDIAN TRUST COMPANY: ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which itself is a wholly owned subsidiary of The Capital Group Companies, Inc. Capital Guardian has been providing investment management services since 1968 and manages approximately $80 billion as of December 31, 1998.

--------------------------------------------------------------------------------

Capital Guardian uses a multiple portfolio manager system under which the Portfolio is divided into several segments. Each segment is individually managed with the portfolio manager free to decide on company and industry selections as well as valuation and transaction assessment. An additional portion of the Portfolio is managed by a group of investment research analysts.

The individual portfolio managers of each segment of the Portfolio, other than that managed by the group of research analysts, are as follows:

Donnalisa P. Barnum. Donnalisa Barnum is a Senior Vice President and a portfolio manager for Capital Guardian. She joined the Capital Guardian organization in 1986.

Michael R. Erickson. Michael Erickson is a Senior Vice President and portfolio manager for Capital Guardian and a Senior Vice President and Director for Capital International Limited. He joined the Capital Guardian organization in 1987.

David I. Fisher. David Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian. He joined the Capital Guardian organization in 1969.

Theodore R. Samuels. Theodore Samuels is a Senior Vice President and a Director for Capital Guardian, as well as a Director of Capital International Research, Inc. He joined the Capital Guardian organization in 1981.

Eugene P. Stein. Eugene Stein is Executive Vice President, a Director, a portfolio manager, and Chairman of the Investment Committee for Capital Guardian. He joined the Capital Guardian organization in 1972.

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

CAPITAL GUARDIAN RESEARCH PORTFOLIO

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks (or securities convertible or exchangeable into common stocks) of companies with market capitalization greater than $1 billion at the time of purchase.

The Portfolio may invest up to 10% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities).

When market or financial conditions warrant, the Portfolio may invest a substantial portion of its assets in high-quality debt securities, including short-term obligations for temporary or defensive purposes. If such action is taken, it will detract from achievement of the Portfolio's investment objective during such periods.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities markets.

CONVERTIBLE SECURITIES RISK: Convertible securities enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is May 1, 1999. Therefore, no prior performance is available.

WHO MANAGES THE PORTFOLIO

CAPITAL GUARDIAN TRUST COMPANY: ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which itself is a wholly owned subsidiary of The Capital Group Companies, Inc. Capital Guardian has been providing investment management services since 1968 and manages approximately $80 billion as of December 31, 1998.

--------------------------------------------------------------------------------

The Portfolio is managed by a group of investment research professionals, led by the Research Portfolio Coordinator, each of whom has investment discretion over a segment of the total Portfolio. The size of each segment will vary over time and may be based upon: (1) the level of conviction of specific research professionals as to their designated sectors; (2) industry weights within the relevant benchmark for the Portfolio; and (3) the judgment of the Research Portfolio Coordinator in assessing the level of conviction of research professionals compared to industry weights within the relevant benchmark. Sectors may be overweighted relative to their benchmark weighting if there is a substantial number of stocks that are judged to be attractive based on the research professionals research in that sector, or may be underweighted if there are relatively fewer stocks viewed to be attractive in the sector. The Research Portfolio Coordinator also coordinates the cash holdings of the Portfolio.

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

EQ/ALLIANCE PREMIER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: To achieve long-term growth of capital by primarily investing in equity securities of a limited number of large, carefully selected, high-quality United States companies that are judged, by the Adviser, likely to achieve superior earnings growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily (at least 85% of its total assets) in equity securities of United States companies. The Portfolio is diversified for purposes of the 1940 Act, however it is still highly concentrated. The Portfolio focuses on a relatively small number of intensively researched companies. The Adviser selects the Portfolio's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying securities of companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations.

Normally, the Portfolio invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. In managing the Portfolio, the Adviser seeks to capitalize on apparently unwarranted price fluctuations both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Portfolio normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Portfolio becomes somewhat more aggressive, gradually reducing the number of companies represented in its holdings. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Portfolio becomes somewhat more conservative, gradually increasing the number of companies represented in its holdings. Through this approach, the Adviser seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

The Adviser expects the average market capitalization of companies represented in the Portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500.

The Portfolio may invest up to 20% of its net assets in convertible securities and 15% of its total assets in securities of foreign issuers.

The Portfolio may write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

FOCUSED PORTFOLIO RISK: The Portfolio invests in the securities of a limited number of companies. Consequently, the Portfolio may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio's net asset value.

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities markets.

CONVERTIBLE SECURITIES RISK: Convertible securities enable the Portfolio to benefit from increases in the market price of the underlying common stock and provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities

--------------------------------------------------------------------------------

fluctuates both in relation to changes in interest rates and changes in the value of the underlying common stock.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FOREIGN SECURITIES RISK: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is May 1, 1999. Therefore, no prior performance is available.

WHO MANAGES THE PORTFOLIO

ALLIANCE CAPITAL MANAGEMENT L.P.: ("Alliance"), 1345 Avenue of the Americas, New York, New York 10105. Alliance's sole general partner is Alliance Capital Management Corporation, which is an indirect wholly-owned subsidiary of Equitable, one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated. Therefore, the Manager and Alliance are affiliates of each other. Alliance, a Delaware limited partnership, is a leading international investment manager.

ALFRED HARRISON is the Portfolio Manager and has been responsible for the day-to-day management of the Portfolio since its inception. Mr. Harrison is Vice Chairman of Alliance Capital Management Corporation and has been with Alliance since 1978. Prior to 1978, Mr. Harrison was co-founder, President, and Chief Executive Officer of IDS Advisory Corporation, the pension fund investment management subsidiary of Investors Diversified Services, Inc.

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital growth. Current income is a secondary objective.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks that offer potential for capital growth and may invest in stocks that offer potential for current income. In analyzing companies for investment, the Adviser tries to identify common stocks of companies that are significantly undervalued compared with their underlying assets or earnings potential and offer growth and current income potential.

The Portfolio may also invest in corporate bonds, notes and debentures, preferred stocks or convertible securities (both debt securities and preferred stocks) or U.S. Government securities.

It may also invest a portion of its assets in debt securities rated below investment grade (commonly referred to as "junk bonds"), zero-coupon bonds and payment-in-kind bonds, and high quality U.S. and foreign dollar-denominated money market securities. The Portfolio may invest up to 20% of its total assets in foreign securities, including transactions involving futures contracts, forward contracts and options and foreign currency exchange transactions.

There may be times when the Adviser will use additional investment strategies to achieve the Portfolio's investment objectives. For example, the Portfolio may engage in a variety of investment management practices such as buying and selling derivatives, including stock index futures contracts and call and put options.

When market or financial conditions warrant, the Portfolio may invest up to 100% of its assets in debt securities, preferred stocks or other securities for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

VALUE INVESTING RISK: As noted above, the Portfolio uses a value-oriented approach to stock selection. Value investing is subject to the risk that a value stock's intrinsic value may never be fully recognized or realized by the market, or its price may go down. There is also the risk that a stock judged to be undervalued may actually be appropriately priced.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

--------------------------------------------------------------------------------

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. The risk that an issuer or guarantor of a fixed income security or counterparty to the Portfolio's fixed income transaction is unable to meets its financial obligations is particularly significant for this Portfolio because this Portfolio invests a portion of its assets in "junk bonds" (i.e., securities rated below investment grade). Junk bonds are issued by companies with questionable credit strength and, consequently, are considered to be speculative in nature and may be subject to greater market fluctuations than investment grade fixed-income securities.

PORTFOLIO PERFORMANCE

The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first full year of operations. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The inception date for the Portfolio is May 1, 1997.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                      1998
                                      ----
                                     12.75%

              Best quarter:                       Worst quarter:
              16.49% (1998 4th Quarter)           (10.58)% (1998 3rd Quarter)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                      SINCE
                                                       ONE YEAR     INCEPTION
--------------------------------------------------------------------------------
 EQ/Putnam Growth & Income Value
 Portfolio                                               12.75%       17.56%
--------------------------------------------------------------------------------
 S&P 500 Index*                                          28.58%       31.63%
--------------------------------------------------------------------------------
* For more information on this index, see the preceding section "The
  Benchmarks."

WHO MANAGES THE PORTFOLIO

PUTNAM INVESTMENT MANAGEMENT, INC.: ("Putnam Management"), One Post Office Square, Boston, MA 02109. Putnam Management has been the Adviser to the Portfolio since the Portfolio commenced operations. Putnam Management has been managing mutual funds since 1937. Putnam Management is a subsidiary of Putnam Investments, Inc., which is itself a subsidiary of Marsh & McLennan Companies, Inc.

ANTHONY I. KREISEL: is the Portfolio Manager responsible for the day to day management of the Portfolio since it commenced operations. Mr. Kreisel has been employed by Putnam Management as either a portfolio manager or analyst since 1986.

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation and secondarily, income by investing in securities, primarily equities, that the Adviser of the Portfolio believes are undervalued and therefore represent basic investment value.

THE INVESTMENT STRATEGY

The Portfolio chooses securities for capital appreciation that are expected to increase in value. In selecting securities the Adviser emphasizes stocks that are undervalued, are selling at a discount, or seem capable of recovering from being temporarily out of favor. The Adviser places particular emphasis on securities with statistical characteristics associated with undervaluation.

The Adviser follows a contrary opinion/out-of-favor investment style. The Adviser believes that favorable changes in market prices are more likely to occur when:

o   stocks are out of favor,

o   company earnings are depressed,

o   price/earnings ratios are relatively low,

o   investment expectations are limited, and/or

o   there is no general interest in a security or industry.

On the other hand, the Adviser believes that negative developments are more likely to occur when:

o   investment expectations are high,

o   stock prices are advancing or have advanced rapidly,

o   price/earnings ratios have been inflated, and/or

o   an industry or security continues to become popular among investors.

In other words, the Adviser believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Portfolio may invest a large part of its net assets in stocks that have weak research ratings.

The Portfolio invests primarily in common stocks of U.S. companies, but may buy equity securities other than common stock and may also invest up to 10% of its total assets in securities issued by foreign companies. The Portfolio may also invest a substantial portion of its assets in companies with market capitalizations below the largest companies. The Adviser believes that large institutional investors may overlook these companies, making them undervalued.

The Portfolio has no minimum holding period for investments, and will buy or sell securities whenever the Portfolio's management sees an appropriate opportunity.

When market or financial conditions warrant, the Portfolio may invest in U.S. Government and agency securities, money market securities and other fixed income securities for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

VALUE INVESTING RISK: As noted above, the Portfolio uses a value-oriented approach to stock selection. Value investing is subject to the risk that a value stock's intrinsic value may never be fully recognized or realized by the market, or its price may go down. There is also the risk that a stock judged to be undervalued may actually be appropriately priced.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because:

--------------------------------------------------------------------------------

the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO PERFORMANCE

The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first full year of operations. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The inception date for the Portfolio is May 1, 1997.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                      1998
                                      ----
                                     11.59%

              Best quarter:                       Worst quarter:
              11.20% (1997 3rd Quarter)           (10.91)% (1998 3rd Quarter)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                        SINCE
                                                         ONE YEAR     INCEPTION
--------------------------------------------------------------------------------
 Merrill Lynch Basic Value Portfolio                       11.59%       17.29%
--------------------------------------------------------------------------------
 S&P 500 Index*                                            28.58%       31.63%
--------------------------------------------------------------------------------
* For more information on this index, see the preceding section "The
  Benchmarks."

WHO MANAGES THE PORTFOLIO

MERRILL LYNCH ASSET MANAGEMENT, L.P. ("MLAM"), 800 Scudders Mill Road, Plainsboro, NJ 08543. MLAM has been the Adviser to the Portfolio since it commenced operations. MLAM is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc., a financial services holding company. The general partner of MLAM is Princeton Services, Inc., a wholly-owned subsidiary of Merrill Lynch & Co., Inc. MLAM and its affiliates act as the manager for more than 100 registered investment companies. MLAM also offers portfolio management and portfolio analysis services to individuals and institutions.

KEVIN RENDINO, a First Vice President of MLAM since 1997, has been the Portfolio Manager responsible for the day to day management of the Portfolio since it commenced operations. Mr. Rendino was a Vice President of MLAM from 1993 to 1997.

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

MFS GROWTH WITH INCOME PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide reasonable current income and long-term growth of capital and income.

For purposes of this Portfolio, the words "reasonable current income" mean moderate income.

THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily (at least 65% of its total assets) in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts for those securities. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets. While the Portfolio may invest in companies of any size, the Portfolio generally focuses on companies with larger market capitalizations that the Adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The Adviser uses a "bottom-up" investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis performed by the Adviser's large group of equity research analysts.

The Portfolio may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of forward foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

When adverse market, financial or political conditions warrant, the Portfolio may depart from its principal strategies for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objective and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is January 1, 1999. Therefore, no prior performance information is available.

WHO MANAGES THE PORTFOLIO

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. MFS is a subsidiary of Sun Life of Canada (United States) Financial Services Holdings Inc., which, in turn, is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The Portfolio Managers are JOHN D. LAUPHEIMER, JR., Senior Vice President of MFS, who has been employed as a portfolio manager by MFS since 1986; and MITCHELL D. DYNAN, a Vice President of MFS, who has been employed as a portfolio manager by MFS since 1981.

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

MFS RESEARCH PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide long-term growth of capital and future income.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities, such as common stocks, securities convertible into common stocks, preferred stocks and depositary receipts of companies believed by the Adviser to have:

o   favorable prospects for long-term growth,

o   attractive valuations based on current and expected earnings or cash flow,

o   dominant or growing market share, and

o   superior management.

The Portfolio may invest in securities of companies of any size. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.

The Portfolio may invest in foreign equity securities, and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

When adverse market, financial or political conditions warrant, the Portfolio may depart from its principal investment strategies for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

The Portfolio may invest up to 10% of its assets in high yielding debt securities rated below investment grade ("junk bonds").

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding

--------------------------------------------------------------------------------

investment characteristics, and may be speculative. The risk that an issuer or guarantor of a fixed income security or counterparty to the Portfolio's fixed income transaction is unable to meets its financial obligations is particularly significant for this Portfolio because this Portfolio invests a portion of its assets in "junk bonds" (i.e., securities rated below investment grade). Junk bonds are issued by companies with questionable credit strength and, consequently, are considered to be speculative in nature and may be subject to greater market fluctuations than investment grade fixed-income securities.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO PERFORMANCE

The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first full year of operations. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The inception date for the Portfolio is May 1, 1997.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                      1998
                                      ----
                                     24.11%

                Best quarter:                       Worst quarter:
                21.36% (1998 4th Quarter)           (17.35)% (1997 4th Quarter)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                        SINCE
                                                         ONE YEAR     INCEPTION
--------------------------------------------------------------------------------
 MFS Research Portfolio                                    24.11%       24.41%
--------------------------------------------------------------------------------
 S&P 500 Index*                                            28.58%       31.63%
--------------------------------------------------------------------------------
* For more information on this index, see the preceding section "The
  Benchmarks."

WHO MANAGES THE PORTFOLIO

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. MFS is a subsidiary of Sun Life of Canada (United States) Financial Services Holdings Inc., which, in turn, is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

A committee of investment research analysts selects portfolio securities for the Portfolio. This committee includes investment analysts employed not only by MFS, but also by MFS International (U.K.) Limited, a wholly owned subsidiary

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

of MFS. The committee allocates the Portfolio's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

--------------------------------------------------------------------------------

T. ROWE PRICE EQUITY INCOME PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in dividend-paying common stocks of established companies that have favorable prospects for increasing dividend income and capital appreciation. The Portfolio's yield as a result of that dividend income is expected to be significantly above the average yield of the companies of the S&P 500.

The Adviser bases its investment decisions on three premises: (1) over time, dividend income can account for a significant portion of the Portfolio's return;
(2) dividends are a more stable and predictable source of return; and (3) prices of stocks that pay a high current income level tend to be less volatile than those paying below average dividends.

The Adviser uses a "value" approach in choosing securities. It looks for common stocks of companies that have:

o   established operating histories;

o   above-average dividend yields relative to the S&P 500;

o   low price to earnings ratios relative to the S&P 500;

o   sound balance sheets; and

o low stock price relative to the company's asset value, earnings and cash flow.

Equity income investing involves finding common stocks that pay dividend income. As an example, utility company stocks often provide dividend income while a shareholder waits for the stock price to move. Dividends can help reduce the Portfolio's volatility during turbulent markets and help offset losses when stock prices are falling.

The Portfolio may invest up to 25% of its total assets in foreign securities. These securities include non-dollar-denominated securities traded outside the United States and dollar-denominated securities such as American Depositary Receipts. The Portfolio may also purchase preferred stocks, convertible securities, warrants, U.S. Government securities, high-quality money market securities, as well as investment grade debt securities and high yielding debt securities ("junk bonds").

When market or financial conditions warrant, the Portfolio may invest without limitation in high quality money market securities, and United States Government debt securities for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

VALUE INVESTING RISK: As noted above, the Portfolio uses a value-oriented approach to stock selection. Value investing is subject to the risk that a value stock's intrinsic value may never be fully recognized or realized by the market, or its price may go down. There is also the risk that a stock judged to be undervalued may actually be appropriately priced.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

PORTFOLIO PERFORMANCE

The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first full year of operations. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The inception date for the Portfolio is May 1, 1997.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                      1998
                                      ----
                                      9.11%

                Best quarter:                       Worst quarter:
                11.16% (1998 4th Quarter)           (7.66)% (1998 3rd Quarter)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                        SINCE
                                                         ONE YEAR     INCEPTION
--------------------------------------------------------------------------------
 T. Rowe Price Equity Income Portfolio                      9.11%       18.73%
--------------------------------------------------------------------------------
 S&P 500 Index*                                            28.58%       31.63%
--------------------------------------------------------------------------------
* For more information on this index, see the preceding section "The
  Benchmarks."

WHO MANAGES THE PORTFOLIO

T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, MD 21202. T. Rowe Price has been the Adviser to the Portfolio since the Portfolio commenced operations. T. Rowe Price serves as investment manager to a variety of individual and institutional investor accounts, including limited partnerships and other mutual funds.

Investment decisions with respect to the Portfolio are made by an Investment Advisory Committee. BRIAN C. ROGERS has been the Committee Chairman since the inception of the Portfolio and has day-to-day responsibility for managing the Portfolio. Mr. Rogers joined T. Rowe Price in 1982 and has been managing investments since 1983.

AGGRESSIVE EQUITY PORTFOLIOS

--------------------------------------------------------------------------------

BT SMALL COMPANY INDEX PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index ("Russell 2000").

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of small-cap companies included in the Russell 2000. The Adviser seeks to match the returns of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000, using a process known as "optimization." This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000. This approach helps to increase the Portfolio's liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio's total investment characteristics similar to those of the Russell 2000 as a whole.

For more information on The Russell 2000, see the preceding section "The Benchmarks." The Portfolio is neither sponsored by nor affiliated with the Frank Russell Company, which is the owner of the trademarks and copyrights relating to the Russell indices.

Over time, the correlation between the performance of the Portfolio and the Russell 2000 is expected to be 95% or higher before the deduction of Portfolio expenses. The Portfolio's ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Russell 2000 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the Russell 2000, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Securities index futures contracts and related options, warrants and convertible securities may be used for a number of reasons, including: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or Russell 2000. These instruments are considered to be derivatives.

The Portfolio may invest to a lesser extent in short-term debt securities and money market securities to meet redemption requests or to facilitate investment in the securities included in the Russell 2000.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

INDEX-FUND RISK: The Portfolio is not actively managed and invests in securities included in the index regardless of their investment merit. Therefore, the Portfolio cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the index.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

PORTFOLIO PERFORMANCE

The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first year of existence. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The Portfolio's inception date was January 1, 1998.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                      1998
                                      ----
                                     (2.27)%

 Best quarter:                       Worst quarter:
 16.21% (1998 4th Quarter)           (19.52)% (1998 3rd Quarter)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                       SINCE
                                                      ONE YEAR       INCEPTION
--------------------------------------------------------------------------------
 BT Small Company Index Portfolio                      (2.27)%         (2.27)%
--------------------------------------------------------------------------------
 Russell 2000 Index*                                   (2.54)%         (2.54)%
--------------------------------------------------------------------------------
* For more information on this index, see the preceding section "The
  Benchmarks."

WHO MANAGES THE PORTFOLIO

BANKERS TRUST COMPANY ("Bankers Trust"), 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006. Bankers Trust has been the Adviser to the Portfolio since it commenced operations. Bankers Trust is a wholly-owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. Investment management is a core business of Bankers Trust built on a tradition of excellence from its roots as a trust bank founded in 1903. During 1999, Bankers Trust Corporation and a wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank") expect to finalize a merger in which Bankers Trust Corporation will be acquired by and become a subsidiary of Deutsche Bank.

--------------------------------------------------------------------------------

EQ/EVERGREEN PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

The Evergreen Portfolio invests primarily in common stocks and convertible securities of companies that are relatively small or little-known or represent special situations which the Adviser believes offer potential for capital appreciation. In addition, the Portfolio may invest in relatively well-known, large company securities that have the potential for capital appreciation. Securities are selected based on a combination of comparative undervaluation relative to growth potential and/or merger/acquisition price.

For purposes of this Portfolio, a "little-known" company is one whose business is limited to a regional market or whose securities are mainly privately held. A "relatively small" company is one that has a small share of the market for its products or services in comparison with other companies in its field or that provides goods or services for a limited market. A "special situation" company is one which offers potential for capital appreciation because of a recent or anticipated change in structure, management, products or services.

The Portfolio also may invest to a lesser extent in non-convertible debt securities and preferred stocks that offer an opportunity for capital appreciation.

When market or financial conditions warrant, the Portfolio may invest up to 100% of its assets in short-term obligations for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.

VALUE INVESTING RISK: As noted above, the Portfolio uses a value-oriented approach to stock selection. Value investing is subject to the risk that a value stock's intrinsic value may never be fully recognized or realized by the market, or its price may go down. There is also the risk that a stock judged to be undervalued may actually be appropriately priced.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is January 1, 1999. Therefore, no prior performance information is available.

WHO MANAGES THE PORTFOLIO

EVERGREEN ASSET MANAGEMENT CORP.: ("Evergreen"), 2500 Westchester Avenue, Purchase, New York 10577. Evergreen has been the Adviser to the Portfolio since it commenced operations. Evergreen is a registered investment adviser and a wholly-owned subsidiary of First Union Corporation. Evergreen offers a broad range of financial services to individuals and businesses throughout the United States.

The Portfolio Managers, responsible for the day-to-day management of the Portfolio since its inception, are STEPHEN A. LIEBER, who has been Chairman and Co-Chief Executive Officer of Evergreen since 1994 and has been associated with Evergreen and its predecessor (as Chairman) since 1971; and NOLA MADDOX FALCONE, C.F.A., who has been President and Co-Chief Executive Officer of Evergreen since 1994. Ms. Falcone has been associated with Evergreen and its predecessor (as portfolio manager) since 1974.

--------------------------------------------------------------------------------

MFS EMERGING GROWTH COMPANIES PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily (at least 65% of its total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Emerging growth companies that the Adviser believes are either:

o early in their life cycle but have the potential to become major enterprises, or

o are major enterprises whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment.

For purposes of this Portfolio, emerging growth companies may be of any size and the Adviser would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and rate of inflation. The Portfolio's investments may include securities traded in the over-the-counter markets.

The Adviser uses a "bottom-up" investment style in managing the Portfolio. This means the securities are selected based upon fundamental analysis performed by the Adviser.

In addition, up to 15% of the Portfolio's assets may be invested in foreign securities, including those in emerging markets, or in cash and cash equivalents.

When adverse market, financial or political conditions warrant, the Portfolio may depart from its principal strategies for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PORTFOLIO PERFORMANCE

The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first full year of operations. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The inception date for the Portfolio is May 1, 1997.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                      1998
                                      ----
                                     34.57%

                Best quarter:                       Worst quarter:
                26.70% (1998 4th Quarter)           (12.69)% (1998 3rd Quarter)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                       SINCE
                                                      ONE YEAR       INCEPTION
--------------------------------------------------------------------------------
 MFS Emerging Growth Companies
 Portfolio                                             34.57%          34.81%
--------------------------------------------------------------------------------
 Russell 2000 Index*                                   (2.54)%        (14.53)%
--------------------------------------------------------------------------------
* For more information on this index, see the preceding section "The
  Benchmarks."

WHO MANAGES THE PORTFOLIO

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. MFS is a subsidiary of Sun Life of Canada (United States) Financial Services Holdings Inc., which, in turn, is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The Portfolio Managers are JOHN W. BALLEN, President of MFS, who has been employed by MFS as a portfolio manager of the Portfolio since 1984, and TONI Y. SHIMURA, a Vice President of MFS, who has been employed by MFS as a portfolio manager for the Portfolio since 1995.

--------------------------------------------------------------------------------

WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of U.S. small-cap companies with above-average growth potential that the Adviser believes to be undervalued. Typically, such investments may include common stocks, preferred stocks, convertible securities, warrants and rights of small-cap companies. Once 65% of the Portfolio's assets are invested in small-cap companies, the Portfolio may also invest in companies with a market capitalization of any size.

For purposes of this Portfolio, small-cap companies are companies having market capitalizations within the range of capitalizations of companies represented in the Russell 2000 Index.

In determining whether a company's stock is undervalued, the Adviser considers all relevant factors which may include a company's:

o   price/earnings ratio,

o   price to book value ratio,

o   price to cash flow ratio, and

o   debt to capital ratio.

The Portfolio will invest primarily (at least 65% of its net assets) in the securities of U.S. companies traded in the U.S. securities markets. The Portfolio may invest to a lesser extent in foreign securities, investment grade debt securities and high quality domestic and foreign short-term (one year or less) and medium-term money-market securities.

When market or financial conditions warrant, the Portfolio may invest without limitation in investment grade debt obligations and in domestic and foreign obligations, including repurchase agreements for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

VALUE INVESTING RISK: As noted above, the Portfolio uses a value-oriented approach to stock selection. Value investing is subject to the risk that a value stock's intrinsic value may never be fully recognized or realized by the market, or its price may go down. There is also the risk that a stock judged to be undervalued may actually be appropriately priced.

SMALL-CAP AND MID-CAP COMPANY RISK: The Portfolio's investments in small-cap and mid-cap companies may be subject to more abrupt or erratic movements in price than are those of larger, more established companies because: the securities of such companies are less well-known and may trade less frequently and in lower volume; such companies are more likely to experience greater or more unexpected changes in their earnings and growth prospects; and the products or technologies of such companies may be at a relatively early stage of development or not fully tested.

PORTFOLIO TURNOVER RISK: The Portfolio's turnover rate has been over 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in higher taxable gains that could be passed through to shareholders.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities, which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

PORTFOLIO PERFORMANCE

The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first full year of operations. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The inception date for the Portfolio is May 1, 1997.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                      1998
                                      ----
                                    (10.02)%

           Best quarter:                       Worst quarter:
           15.49% (1997 3rd Quarter)           (20.25)% (1998 3rd Quarter)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                       SINCE
                                                       ONE YEAR      INCEPTION
--------------------------------------------------------------------------------
 Warburg Pincus Small Company Value
 Portfolio                                              (10.02)%        4.25%
--------------------------------------------------------------------------------
 Russell 2000 Index*                                     (2.54)%       14.53%
--------------------------------------------------------------------------------
* For more information on this index, see the preceding section "The
  Benchmarks."

WHO MANAGES THE PORTFOLIO

WARBURG PINCUS ASSET MANAGEMENT, INC. ("WPAM"), 466 Lexington Avenue, New York, New York 10017-3147. WPAM has been the Adviser to the Portfolio since it commenced operations. WPAM is a professional investment advisory firm that provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. WPAM is indirectly controlled by Warburg, Pincus & Co., a New York partnership which has no business other than being a holding company of WPAM and its affiliates. During 1999, WPAM and Credit Suisse Group expect to finalize Credit Suisse Group's acquisition of WPAM. WPAM will be combined with and into Credit Suisse Group's global asset management subsidiary, Credit Suisse Asset Management, LLC.

KYLE F. FREY is the Portfolio Manager and has been responsible for the day-to-day management of the Portfolio since the Portfolio commenced operations. Mr. Frey is a managing director of WPAM and has been with WPAM since 1989.

INTERNATIONAL PORTFOLIOS

--------------------------------------------------------------------------------

BT INTERNATIONAL EQUITY INDEX PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before deduction of Portfolio expenses) the total return of the MSCI EAFE Index.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of companies included in the MSCI EAFE Index. The Portfolio is constructed to have aggregate investment characteristics similar to those of the MSCI EAFE Index. The Portfolio invests in a statistically selected sample of the securities of companies included in the MSCI EAFE Index, although not all companies within a country will be represented in the Portfolio at the same time. Stocks are selected based on country of origin, market capitalization, yield, volatility and industry sector. The Adviser will manage the Portfolio using advanced statistical techniques to determine which securities should be purchased or sold in order to replicate the MSCI EAFE index.

For more information on the MSCI EAFE Index see the preceding section "The Benchmarks." The MSCI EAFE Index is the exclusive property of Morgan Stanley. The Portfolio is not sponsored, endorsed, sold or promoted by Morgan Stanley and Morgan Stanley makes no guarantee as to the accuracy or completeness of the MSCI EAFE Index or any data included therein.

Over time, the correlation between the performance of the Portfolio and the MSCI EAFE Index is expected to be 95% or higher before deduction of Portfolio expenses. The Portfolio's ability to track the MSCI EAFE Index may be affected by, among others, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the MSCI EAFE Index or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the MSCI EAFE Index, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

The Portfolio may invest to a lesser extent in short-term debt securities and money market instruments to meet redemption requests or to facilitate investment in the securities of the MSCI EAFE Index. Securities index futures contracts and related options, warrants and convertible securities may be used for a number of reasons, including: to simulate full investment in the MSCI EAFE Index while retaining a cash balance for Portfolio management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or MSCI EAFE Index. These instruments are considered to be derivatives.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

INDEX-FUND RISK: The Portfolio is not actively managed and invests in securities included in the index regardless of their investment merit. Therefore, the Portfolio cannot modify its investment strategies to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the index.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities that can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in a foreign currencies);

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions. Other specific risks of investing in foreign securities include:

EMERGING MARKET RISK: There are greater risks involved in investing in emerging markets countries and/or their securities markets, such as less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes. Such risks can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. The Year 2000 problem may also be especially acute in emerging market countries, which also may adversely affect the value of the Portfolio's investments.

EURO RISK: The Portfolio invests in securities issued by European issuers that that may be adversely impacted by the introduction of the "Euro" as a common currency in 11 European Monetary Union member states. The Euro may result in various legal and accounting differences, tax treatments, the creation and implementation of suitable clearing and settlement systems and other operational problems, that may cause market disruptions that could adversely affect investments quoted in the Euro.

REGULATORY RISK: In general, foreign companies are also not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies, which could adversely affect their value.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

PORTFOLIO PERFORMANCE

The bar chart which follows illustrates the Portfolio's average annual total return for 1998, the Portfolio's first year of existence. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The Portfolio's inception date was January 1, 1998.

--------------------------------------------------------------------------------
Calendar Year Annual Total Return
--------------------------------------------------------------------------------

                                      1998
                                      ----
                                     20.07%

                Best quarter:                       Worst quarter:
                20.43% (1998 4th Quarter)           (13.90)% (1998 3rd Quarter)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                       SINCE
                                                        ONE YEAR     INCEPTION
--------------------------------------------------------------------------------
 BT International Equity Index Portfolio                  20.07%       20.07%
--------------------------------------------------------------------------------
 MSCI EAFE Index*                                         20.00%       20.00%
--------------------------------------------------------------------------------
* For more information on this index, see the preceding section "The
  Benchmarks."

WHO MANAGES THE PORTFOLIO

BANKERS TRUST COMPANY ("Bankers Trust"), 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006. Bankers Trust has been the Adviser to the Portfolio since it commenced operations. Bankers Trust is a wholly-owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets, including investment management. During 1999, Bankers Trust Corporation and a wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank") expect to finalize a merger in which Bankers Trust Corporation will be acquired by and become a subsidiary of Deutsche Bank.

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

THE INVESTMENT STRATEGY

The Portfolio is a non-diversified Portfolio that invests primarily in equity securities of companies located in emerging markets countries. Such equity securities may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. The Adviser focuses on growth-oriented companies in emerging market countries that it believes have strong developing economies and increasingly sophisticated markets. The Portfolio generally invests only in emerging markets countries whose currencies are freely convertible into United States dollars.

A Portfolio may be considered to be "non-diversified" for federal securities law purposes because it invests in a limited number of securities. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.

For purposes of this Portfolio, an emerging market country security is defined as a security of an issuer having one or more of the following characteristics:
o   Its principal securities trading market is in an emerging market country;
o alone or on a consolidated basis, at least 50% of its revenues are derived from goods produced, sales made or services performed in emerging market countries; and
o it is organized under the laws of or has a principal office in an emerging market country.

The Adviser's investment approach combines top-down country allocation with bottom-up stock selection.

In a "top-down" approach, country allocations are made based on forecasts of stock market trends. In a "bottom-up" approach, securities are reviewed and chosen individually.

The Portfolio may invest to a lesser extent in corporate or government-issued or guaranteed debt securities of emerging markets countries, including debt securities that are rated or considered to be below investment grade ("junk bonds"). The Portfolio also may, to a lesser extent, invest in equity or debt securities (including "junk bonds") of corporate or governmental issuers located in industrialized countries, foreign currency or investment funds and supranational entities such as the World Bank. In addition, the Portfolio may utilize forward foreign currency contracts, options and futures contracts and swap transactions.

When market or financial conditions warrant, the Portfolio may invest in certain short- and medium-term fixed income securities of issuers other than emerging market issuers and may invest without limitation in high quality money market instruments for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities that can adversely affect the Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it

--------------------------------------------------------------------------------

may take more time for trades to clear and settle. In addition, foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in a foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions. Other specific risks of investing in foreign securities include:

EMERGING MARKET RISK: There are greater risks involved in investing in emerging markets countries and/or their securities markets, such as less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes. Such risks can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. The Year 2000 problem may also be especially acute in emerging market countries, which also may adversely affect the value of the Portfolio's investments.

    EURO RISK: The Portfolio invests in securities issued by European issuers that that may be adversely impacted by the introduction of the "Euro" as a common currency in 11 European Monetary Union member states. The Euro may result in various legal and accounting differences, tax treatments, the creation and implementation of suitable clearing and settlement systems and other operational problems, that may cause market disruptions that could adversely affect investments quoted in the Euro.

    REGULATORY RISK: In general, foreign companies are also not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies, which could adversely affect their value.

    DERIVATIVES RISK: The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

PORTFOLIO TURNOVER RISK: The Portfolio's turnover rate has been over 100% per year. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in higher taxable gains that could be passed through to shareholders.

NON-DIVERSIFICATION RISK: Since a relatively high percentage of the Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of the Portfolio may be more sensitive to changes in the market value of a single issuer or industry or to risks associated with a single economic, political or regulatory event than a diversified portfolio.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities, which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. The risk that an issuer or guarantor of a fixed income security or counterparty to the Portfolio's fixed income transaction is unable to meets its financial obligations is particularly significant for this Portfolio because this Portfolio invests a portion of its assets in "junk bonds" (i.e., securities rated below investment grade). Junk bonds are issued by companies with questionable credit strength and, consequently, are considered to be speculative in nature and may be subject to greater market fluctuations than investment grade fixed-income securities.

PORTFOLIO PERFORMANCE

The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first full year of operations. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the results would be reduced. The inception date for the Portfolio is August 20, 1997.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                      1998
                                      ----
                                    (27.10)%

                Best quarter:                       Worst quarter:
                14.56% (1998 4th Quarter)           (22.14)% (1998 2nd Quarter)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                        SINCE
                                                     ONE YEAR         INCEPTION
--------------------------------------------------------------------------------
 Morgan Stanley Emerging Markets
 Equity Portfolio                                     (27.10)%         (32.69)%
--------------------------------------------------------------------------------
 MSCI Emerging Markets Free*                          (25.34)%         (28.92)%
--------------------------------------------------------------------------------
* For more information on this index, see the preceding section "The
  Benchmarks."

WHO MANAGES THE PORTFOLIO

MORGAN STANLEY ASSET MANAGEMENT ("MSAM"), 1221 Avenue of the Americas, New York, NY 10020. MSAM has been the Adviser to the Portfolio since the Portfolio commenced operations. MSAM conducts a worldwide investment management business, providing a broad range of portfolio management services to customers in the United States and abroad. MSAM serves as an investment adviser to numerous open-end and closed-end investment companies. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

The Portfolio Managers, responsible for the day to day management of the Portfolio since the Portfolio commenced operations, are: ROBERT MEYER, a Managing Director of MSAM and Morgan Stanley & Co. Incorporated, who is head of MSAM's Emerging Markets Equity Group and who joined MSAM in 1989; and ANDY SKOV, a Principal of MSAM and Morgan Stanley & Co. Incorporated who joined MSAM in 1994.

--------------------------------------------------------------------------------

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

INVESTMENT OBJECTIVE: Seeks long-term growth of capital through investment primarily in common stocks of established non-United States companies.

THE INVESTMENT STRATEGY

The Portfolio invests substantially all of its assets in common stocks of established companies outside of the United States. The Portfolio intends to diversify broadly among countries throughout the world by having securities from at least five different countries represented in the Portfolio. No more than 20% of its assets will be invested in securities of any one country, except that up to 35% can be invested in stocks of companies in Australia, Canada, France, Japan, United Kingdom or Germany. In determining the appropriate distribution of investments among various countries and geographic regions, the Adviser ordinarily considers the following factors:

o   prospects for relative economic growth between foreign countries,

o   expected levels of inflation,

o   government policies influencing business conditions,

o   the outlook for currency relationships, and

o the range of individual investment opportunities available to international investors.

The Portfolio expects to invest substantially all of its assets in common stocks. However, the Portfolio may also invest in a variety of other equity securities such as preferred stocks, warrants and convertible securities as well as governmental debt securities and investment grade debt securities. The Portfolio may also invest in certain foreign investment funds, hybrid instruments and derivative instruments in keeping with the Portfolio objective.

In analyzing companies for investment, the Adviser uses a "bottom-up" approach and looks for companies that have:

o prospects for achieving and sustaining above-average, long-term earnings growth per share;

o   a high return on invested capital,

o   healthy balance sheet,

o   sound financial and accounting policies and overall financial strength;

o   strong competitive advantages,

o   effective research, product development and marketing,

o   pricing flexibility,

o   strong management and

o   record of paying dividends.

This means that the securities are selected based upon fundamental analysis performed by the Adviser, and are not selected based upon the type of industries to which they belong.

When market or financial conditions warrant, the Portfolio may invest without limitation in high quality U.S. Government and corporate debt obligations for temporary or defensive purposes. Such investment strategies are inconsistent with the Portfolio's investment objectives and could result in the Portfolio not achieving its investment objective.

THE PRINCIPAL RISKS

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Other principal risks include:

GROWTH INVESTING RISK: As noted above, this Portfolio uses a growth oriented approach to stock selection. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market.

FOREIGN SECURITIES RISKS: The Portfolio's investments in foreign securities involve risks not associated with investing in U.S. securities that can adversely affect the Portfolio's performance. Foreign markets, particularly emerging

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in a foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions. Other specific risks of investing in foreign securities include:

    EMERGING MARKET RISK: There are greater risks involved in investing in emerging markets countries and/or their securities markets, such as less diverse and less mature economic structures, less stable political systems, more restrictive foreign investment policies, smaller-sized securities markets and low trading volumes. Such risks can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. The Year 2000 problem may also be especially acute in emerging market countries, which also may adversely affect the value of the Portfolio's investments.

    EURO RISK: The Portfolio invests in securities issued by European issuers that that may be adversely impacted by the introduction of the "Euro" as a common currency in 11 European Monetary Union member states. The Euro may result in various legal and accounting differences, tax treatments, the creation and implementation of suitable clearing and settlement systems and other operational problems, that may cause market disruptions that could adversely affect investments quoted in the Euro.

    REGULATORY RISK: In general, foreign companies are also not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies, which could adversely affect their value.

LIQUIDITY RISK: Certain securities held by the Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like which may cause the Portfolio to lose money or be prevented from earning capital gains.

FIXED INCOME RISKS: To the extent that a substantial amount of the Portfolio's assets are invested in fixed income securities, that portion of the Portfolio's performance will be affected by changes in interest rates, the credit risk of the issuer, the duration or maturity of the Portfolio's fixed income holdings, and adverse market or economic conditions. When interest rates rise, the value of the Portfolio's fixed income securities, particularly those with longer durations or maturities, will go down. When interest rates fall, the reverse is true. In addition, to the extent that the Portfolio invests in investment grade securities, which are rated BBB by S&P or an equivalent rating by any other NRSRO, it will be exposed to greater risk than higher-rated obligations because BBB rated investment grade securities are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative.

PORTFOLIO PERFORMANCE

The bar chart which follows illustrates the Portfolio's annual total return for 1998, the Portfolio's first full year of operations. The table which follows shows the Portfolio's average annual total returns for the Portfolio for one year and since inception. The table also compares the Portfolio's performance to the returns of a broad-based index. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance is not an indication of future performance. In addition, holders of variable insurance contracts representing interests in the Portfolio will be subject to charges and expenses relating to such insurance contracts. The performance results presented below do not reflect any insurance related expenses and if reflected the

--------------------------------------------------------------------------------

results would be reduced. The inception date for the Portfolio is May 1, 1997.

--------------------------------------------------------------------------------
CALENDAR YEAR ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                      1998
                                      ----
                                     13.68%

                Best quarter:                       Worst quarter:
                16.86% (1998 4th Quarter)           (13.63)% (1998 4th Quarter)

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                       SINCE
                                                        ONE YEAR     INCEPTION
--------------------------------------------------------------------------------
 T. Rowe Price International
 Stock Portfolio                                          13.68%        7.01%
--------------------------------------------------------------------------------
 MSCI EAFE Index*                                         20.00%       13.43%
--------------------------------------------------------------------------------
* For more information on this index, see the preceding section "The
  Benchmarks."

WHO MANAGES THE PORTFOLIO

ROWE PRICE-FLEMING INTERNATIONAL, INC. ("Price-Fleming"), 100 East Pratt Street, Baltimore, MD 21202. Price-Fleming has been the Adviser to the Portfolio since it commenced its operations. Price-Fleming was incorporated in Maryland in 1979 as a joint venture between T. Rowe Price and Robert Fleming Holdings Limited ("Flemings"). Flemings is a diversified investment organization that participates in a global network of regional investment offices. The common stock of Price-Fleming is 50% owned by a wholly owned subsidiary of T. Rowe Price, 25% owned by a subsidiary of Flemings and 25% owned by Jardine Fleming Group Limited ("Jardine Fleming").

Investment decisions with respect to the Portfolio are made by an Investment Advisory Committee Group. The Investment Advisory Group has day-to-day responsibility for managing the Portfolio and developing and executing the Portfolio's investment program.

-------------------------------------------------------------- EQ Advisors Trust

3

More information on principal risks

--------------------------------------------------------------------------------

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose principal value.

GENERAL INVESTMENT RISKS: Each Portfolio is subject to the following risks:

ASSET CLASS RISK: There is the possibility that the returns from the types of securities in which a Portfolio invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

MARKET RISK: Each Portfolio's share price moves up and down over the short term in reaction to stock or bond market movements. This means that you could lose money over short periods, and perhaps over longer periods during extended market downturns.

SECURITY SELECTION RISK: The Advisers for each Portfolio rely on the insights of different specialists in making investment decisions based on each Portfolio's particular investment objective(s) and investment strategies. There is the possibility that the specific securities held by a Portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the Adviser's choice of portfolio securities.

YEAR 2000 RISK: Like other mutual funds, financial and business organizations and individuals around the world, the Trust and its Portfolios could be adversely affected if the computer systems used by the Advisers, other service providers, or persons with whom they deal, do not properly process and calculate date-related information and data dated on and after January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." Virtually all operations of the Trust and its Portfolios are computer reliant. The Manager, Advisers, administrator, transfer agent, distributors and custodian have informed the Trust that they are actively taking steps to address the Year 2000 Problem with regard to their respective computer systems and the interfaces between their respective computer systems. The Trust is also taking measures to obtain assurances from necessary persons that comparable steps are being taken by the key service providers to the Trust's Advisers, administrator, transfer agent, distributors, and custodian. There can be no assurance that the Trust and the Portfolios' key service providers will be Year 2000 compliant. If not adequately addressed, the Year 2000 Problem could result in the inability of the Trust to perform its mission critical functions, including trading and settling trades of Portfolio securities, pricing of portfolio securities and processing shareholder transactions, and the net asset value of its Portfolios' shares may be materially affected.

In addition, because the Year 2000 Problem affects virtually all issuers, the companies or entities in which the Portfolios may invest also could be adversely impacted by the Year 2000 Problem. For example, issuers may incur substantial costs to address the Year 2000 problem. The extent of such impact cannot be predicted and there can be no assurances that the Year 2000 Problem will not have an adverse effect on the issuers whose securities are held by the Portfolios. The Advisers have assured the Trust that they consider such issues in making investment decisions for the Portfolios. Furthermore, certain of the Portfolios make international investments thereby exposing these Portfolios to operations, custody and settlement processes outside the United States.

--------------------------------------------------------------------------------

In many countries outside the United States the Year 2000 Problem has not been adequately addressed and concerns have been raised that capital flight, among other issues, may be triggered by full disclosure of the Year 2000 Problem on countries outside the United States. Additional information on the impact of the Year 2000 Problem on emerging market countries is provided in this section, under "FOREIGN SECURITIES RISKS-EMERGING MARKET RISK."

As indicated in "Summary Information Concerning EQ Advisors Trust" and "About the Investment Portfolios," a particular Portfolio may also be subject to the following risks:

CONVERTIBLE SECURITIES RISK: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

DERIVATIVES RISK: Derivatives are financial contracts whose value depends on, or is derived from the value of an underlying asset, reference rate or index. Derivatives include stock options, securities index options, currency options, forward currency exchange contracts, futures contracts, swaps and options on futures contracts. Certain Portfolios can use derivatives involving the U.S. Government and foreign government securities and currencies. Investments in derivatives can significantly increase your exposure to market risk, or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

FIXED INCOME RISKS: To the extent that any of the Portfolios invest a substantial amount of its assets in fixed income securities, a Portfolio may be subject to the following risks:

    CREDIT RISK: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Portfolio. Credit risk is particularly significant for the Portfolios that invest a portion of their assets in "junk bonds" or lower-rated securities.

    INTEREST RATE RISK: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

    MORTGAGE-BACKED SECURITIES RISK: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

    INVESTMENT GRADE SECURITIES RISK: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative.

    JUNK BONDS OR LOWER RATED SECURITIES RISK: Bonds rated below investment grade by S&P and Moody's are speculative in nature, may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are considered "below investment grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio's net asset value.

FOREIGN SECURITIES RISKS: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

    CURRENCY RISK: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio's investment in securities denominated in a foreign currency or may widen existing losses.

    EMERGING MARKET RISK: There are greater risks involved in investing in emerging markets countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

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    The YEAR 2000 PROBLEM may also be especially acute in emerging market countries. Many emerging market countries are currently lagging behind more developed countries in their Year 2000 preparedness because they lack the financial resources to undertake the necessary remedial actions. A lack of Year 2000 preparedness may adversely affect the health, security and economic well-being of emerging market countries and could, obviously, adversely affect the value of a Portfolio's investments in emerging market countries. More information on the Year 2000 Problem is provided in this section, under "GENERAL INVESTMENT RISKS-YEAR 2000 RISK."

    EURO RISK: Certain of the Portfolios invests in securities issued by European issuers. On January 1, 1999, 11 of the 15 member states of the European Monetary Union ("EMU") introduced the "Euro" as a common currency. During a three-year transitional period, the Euro will coexist with each participating state's currency and, on July 1, 2002, the Euro is expected to become the sole currency of the participating states. The introduction of the Euro will result in the redenomination of European debt and equity securities over a period of time, which may result in various legal and accounting differences and/or tax treatments that otherwise would not likely occur. During this period, the creation and implementation of suitable clearing and settlement systems and other operational problems may cause market disruptions that could adversely affect investments quoted in the Euro.

    The consequences of the Euro conversion for foreign exchange rates, interest rates and the value of European securities eligible for purchase by the Portfolios are presently unclear and it is not possible to predict the eventual impact of the Euro implementation plan on the Portfolios. There are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. The conversion may adversely affect a Portfolio if the Euro does not take effect as planned or if a participating state withdraws from the EMU. Such actions may adversely affect the value and/or increase the volatility of securities held by the Portfolios.

    POLITICAL/ECONOMIC RISK: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio's foreign investments.

    REGULATORY RISK: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

    TRANSACTION COSTS RISK: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies

-------------------------------------------------------------- EQ Advisors Trust

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will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

INDEX-FUND RISK: The BT Equity 500 Index, BT Small Company Index and BT International Equity Index Portfolios are not actively managed (which involves buying and selling of securities based upon economic, financial and market analysis and investment judgment). Rather, the Portfolios utilize a "passive" or "indexing" investment approach and attempt to duplicate the investment performance of the particular index the Portfolio is tracking (i.e., S&P 500 Index, Russell 2000 Index or MSCI EAFE Index) through statistical procedures. Therefore, the Portfolios will invest in the securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the relevant index.

LEVERAGING RISK: When a Portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

LIQUIDITY RISK: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it can not sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, high-yield bonds, mortgage-backed securities or foreign or emerging markets securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

NON-DIVERSIFICATION RISK: The Morgan Stanley Emerging Markets Equity and Merrill Lynch World Strategy Portfolios are classified as "non-diversified" investment companies, which means that the proportion of each Portfolio's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of each non-diversified Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of each Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a Portfolio's investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities. However to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code") and receive pass through tax treatment, each Portfolio at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities of any one issuer (excluding U.S. Government obligations) and with respect to 50% of its assets, (i) may not have more than 5% of its total assets invested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting securities of any one issuer. Each non-diversified Portfolio intends to qualify as a RIC.

PORTFOLIO TURNOVER RISK: Consistent with their investment policies, the Portfolios also will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

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SMALL-CAP AND MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than are those of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

VALUE INVESTING RISK: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices, in their view, that are temporarily low relative to the company's earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

The Trust's Portfolios are not insured by the FDIC or any other government agency. Each Portfolio is not a deposit or other obligation of any financial institution or bank and is not guaranteed. Each Portfolio is subject to investment risks and possible loss of principal invested.

-------------------------------------------------------------- EQ Advisors Trust

4

Management of the trust

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This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section "About The Investment Portfolios."

THE TRUST

The Trust is organized as a Delaware business trust and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust issues shares of beneficial interest that are currently divided among twenty-five Portfolios, each of which has authorized Class IA and Class IB shares. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this prospectus.

THE MANAGER

EQ Financial Consultants, Inc., 1290 Avenue of the Americas, New York, New York 10104, serves as the Manager of the Trust, subject to the supervision and direction of the Board of Trustees. The Manager has overall responsibility for the general management and administration of the Trust.

In the exercise of that responsibility, the Manager, without obtaining shareholder approval but subject to the review and approval by the Board of Trustees, may: (i) select the Advisers for the Portfolios; (ii) enter into and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers. The Manager also monitors each Adviser's investment program and results, reviews brokerage matters, oversees compliance by the Trust with various federal and state statutes, and carries out the directives of the Board of Trustees. The Manager also supervises the provision of services by third parties such as the Trust's custodian and administrator.

The Manager is an investment adviser registered under the 1940 Act and a broker-dealer registered under the Securities Exchange Act of 1934, as amended. EQ Financial Consultants, Inc. is a wholly-owned subsidiary of Equitable. During 1999, the Manager plans to change its name to AXA Advisors, Inc.

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The table below shows the annual rate of the management fees (as a percentage of each Portfolio's average daily net assets) that the Manager received in 1998 for managing each of the Portfolios and the rate of the management fees waived by the Manager in 1998 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust.

MANAGEMENT FEES PAID BY THE PORTFOLIOS TO EQ FINANCIAL CONSULTANTS, INC. IN 1998

--------------------------------------------------------------------------------
                                                         ANNUAL        RATE OF
                                                          RATE          FEES
 PORTFOLIOS                                             RECEIVED       WAIVED
--------------------------------------------------------------------------------
 BT Equity 500 Index                                      0.00%         0.25%
 BT International Equity Index                            0.00%         0.35%
 BT Small Company Index                                   0.00%         0.25%
 EQ/Putnam Balanced                                       0.20%         0.35%
 EQ/Putnam Growth & Income                                0.36%         0.19%
   Value
 Merrill Lynch Basic Value Equity                         0.34%         0.21%
 Merrill Lynch World Strategy                             0.26%         0.44%
 MFS Emerging Growth                                      0.36%         0.19%
   Companies
 MFS Research                                             0.35%         0.20%
 Morgan Stanley Emerging                                  0.33%         0.82%
   Markets Equity
 T. Rowe Price Equity Income                              0.36%         0.19%
 T. Rowe Price International Stock                        0.54%         0.21%
 Warburg Pincus Small Company                             0.47%         0.18%
   Value
--------------------------------------------------------------------------------

The six (6) Portfolios listed in the table below did not commence operations during 1998. The table below shows the annual rate of the management fees (as a percentage of each Portfolio's average daily net assets) that the Manager is entitled to receive in 1999 for managing each of these Portfolios.

ANNUAL RATE OF MANAGEMENT FEES

--------------------------------------------------------------------------------
 PORTFOLIOS                                                         ANNUAL RATE
--------------------------------------------------------------------------------
 Capital Guardian Research                                             0.65%
 Capital Guardian U.S. Equity                                          0.65%
 EQ/Alliance Premier Growth                                            0.90%
 EQ/Evergreen                                                          0.75%
 EQ/Evergreen Foundation                                               0.63%
 MFS Growth with Income                                                0.55%
--------------------------------------------------------------------------------

EXPENSE LIMITATION AGREEMENT

In the interest of limiting expenses of each Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to each Portfolio ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following fees:

-------------------------------------------------------------- EQ Advisors Trust

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MANAGEMENT EXPENSE LIMITATION FEES

--------------------------------------------------------------------------------
                                                              AMOUNT EXPENSES
                                                             LIMITED TO (% OF
 PORTFOLIOS                                                  DAILY NET ASSETS)
--------------------------------------------------------------------------------
 BT Equity 500 Index                                               0.30%
 BT International Equity Index                                     0.55%
 BT Small Company Index                                            0.35%
 Capital Guardian Research                                         0.70%
 Capital Guardian U.S. Equity                                      0.70%
 EQ/Alliance Premier Growth                                        0.90%
 EQ/Evergreen                                                      0.80%
 EQ/Evergreen Foundation                                           0.70%
 EQ/Putnam Balanced                                                0.65%
 EQ/Putnam Growth & Income Value                                   0.60%
 Merrill Lynch Basic Value Equity                                  0.60%
 Merrill Lynch World Strategy                                      0.95%
 MFS Emerging Growth Companies                                     0.60%
 MFS Growth with Income                                            0.60%
 MFS Research                                                      0.60%
 Morgan Stanley Emerging Markets Equity Portfolio                  1.50%
 T. Rowe Price Equity Income                                       0.60%
 T. Rowe Price International Stock                                 0.95%
 Warburg Pincus Small Company Value                                0.75%
--------------------------------------------------------------------------------

Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless:
(i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and
(iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

THE ADVISERS

Each Portfolio has an Adviser that furnishes an investment program for the Portfolio pursuant to an investment advisory agreement with the Manager. Each Adviser makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions in connection therewith.

The Manager has received an exemptive order from the SEC that permits the Manager, subject to certain conditions, including board approval, and without the approval of shareholders to: (a) employ a new Adviser or Advisers for any Portfolio pursuant to the terms of a new Advisory Agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any Advisory Agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in the Prospectus.

The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

THE ADMINISTRATOR

Pursuant to an agreement, Chase Global Funds Services Company ("Administrator") assists the Manager in the performance of its administrative responsibilities to the Trust and provides the Trust with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Trust. For these services, the Trust pays the Administrator a monthly fee at the annual rate of .0525 of 1% of the total Trust assets, plus $25,000 for each Portfolio, until the total

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Trust assets reach $2.0 billion, and when the total Trust assets exceed $2.0 billion: .0425 of 1% of the next $0.5 billion of the total Trust assets; .035 of 1% of the next $2.0 billion of the total Trust assets; .025 of 1% of the next $1.0 billion of the total Trust assets; .015 of 1% of the next $2.5 billion of the total Trust assets; .01 of 1% of the total Trust assets in excess of $8.0 billion; provided, however, that the annual fee payable to Chase with respect to any Portfolio which commenced operations after July 1, 1997 and whose assets do not exceed $200 million shall be computed at the annual rate of .0525% of 1% of the Portfolio's total assets plus $25,000.

THE TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent of the Trust and receives no compensation for serving in such capacity.

BROKERAGE PRACTICES

In selecting brokers and dealers, the Manager and each Adviser may consider research and brokerage services furnished to either company and their affiliates. Subject to seeking the most favorable net price and execution available, the Manager and each Adviser may also consider sales of shares of the Trust as a factor in the selection of brokers and dealers.

BROKERAGE TRANSACTIONS WITH AFFILIATES

To the extent permitted by law, the Trust may engage in securities and other transactions with entities that may be affiliated with the Manager or the Advisers. The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with an affiliate of the Manager or Advisers unless pursuant to an exemptive order from the SEC. For these purposes, however, the Trust has considered this issue and believes that a broker-dealer affiliate of an Adviser to one Portfolio should not be treated as an affiliate of the Adviser to another Portfolio for which such Adviser does not provide investment advice. The Trust has adopted procedures that are reasonably designed to provide that any commission it pays to affiliates of the Manager or Advisers does not exceed the usual and customary broker's commission. The Trust has also adopted procedures permitting it to purchase securities, under certain restrictions prescribed by a rule under the 1940 Act, in a public offering in which an affiliate of the Manager or Advisers is an underwriter.

-------------------------------------------------------------- EQ Advisors Trust

5

Fund distribution arrangements

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The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. EQ Financial Consultants, Inc., the Trust's Manager, serves as one of the distributors for the Class IB shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IA shares. Equitable Distributors, Inc. serves as the other distributor for the Class IB shares of the Trust as well as the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load.

The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Trust's Class IB shares. Under the Class IB Distribution Plan the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio's average daily net assets. Over time, the fees will increase your cost of investing and may cost you more than other types of charges.

6

Purchase and redemption

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The price at which a purchase or redemption is effected is based on the next calculation of net asset value after an order is placed by an insurance company or qualified retirement plan investing in or redeeming from the Trust.

Net asset value per share is calculated for purchases and redemption of shares of each Portfolio by dividing the value of total Portfolio assets, less liabilities (including Trust expenses and class related expenses, which are accrued daily), by the total number of outstanding shares of that Portfolio. The net asset value per share of each Portfolio is determined each business day at 4:00 p.m. Eastern time. Net asset value per share is not calculated on days on which the New York Stock Exchange is closed for trading.

Foreign securities (other than depositary receipts) are valued at the close of business in the applicable foreign country. Consequently, Portfolios that invest a significant portion of their assets in foreign securities, may experience changes in their net asset value on days when a shareholder may not purchase or redeem shares of that Portfolio.

All shares are purchased and redeemed in accordance with the Trust's Amended and Restated Declaration of Trust and By-Laws. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for each Portfolio. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders.

The Trust may suspend redemption, if permitted by the 1940 Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders. If the Board of Trustees determines that it would be detrimental to the best interest of the Trust's remaining shareholders to make payment in cash, the Trust may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

7

How assets are valued

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Values are determined according to accepted practices and all laws and regulations that apply. The assets of each Portfolio are generally valued as follows:

o Stocks and debt securities which mature in more than 60 days are valued on the basis of market quotations.

o Foreign securities not traded directly in the United States are valued at representative quoted prices in the currency in the country of origin. Foreign currency is converted into United States dollars equivalents at current exchange rates.

o Short-term debt securities in the Portfolios which mature in 60 days or less are valued at amortized cost, which approximates market value.

o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the Valuation Committee of the Board of Trustees of the Trust using its best judgment.

8

Tax information

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Each Portfolio of the Trust is a separate regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (Portfolio) level. They pass through their income and gains to their shareholders by paying dividends. Their shareholders include this income on their respective tax returns. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, calculation of income, and dividend payment requirements. Although the Trust intends that it and each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, that could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes which could reduce the investment performance of the Portfolio.

It is important for each Portfolio to maintain its federal income tax regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable federal income tax investment diversification testing rule in figuring out whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance contracts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. The Administrator and the Manager therefore carefully monitor compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

9

Prior performance of each adviser

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The following table provides information concerning the historical performance of another registered investment company (or series) or other institutional private accounts managed by each Adviser that has investment objectives, policies, strategies and risks substantially similar to those of the respective Portfolio(s) of the Trust for which it serves as Adviser. The data is provided to illustrate the past performance of each Adviser in managing a substantially similar investment vehicle as measured against specified market indices. This data does not represent the past performance of any of the Portfolios or the future performance of any Portfolio or its Adviser. Consequently, potential investors should not consider this performance data as an indication of the future performance of any Portfolio of the Trust or of its Adviser and should not confuse this performance data with performance data for each of the Trust's Portfolios, which is shown for each Portfolio under the caption "ABOUT THE INVESTMENT PORTFOLIOS."

Each Adviser's performance data shown below for other registered investment companies (or series thereof) was calculated in accordance with standards prescribed by the SEC for the calculation of average annual total return information for registered investment companies. Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses. In each such instance, the share prices and investment returns will fluctuate, reflecting market conditions as well as changes in company-specific fundamentals of portfolio securities.

Composite performance data relating to the historical performance of institutional private accounts managed by the relevant Adviser was calculated on a total return basis and includes all losses. (As specified below, this composite performance data is provided only for the J.P. Morgan Active Fixed Income Composite). The total returns for the J.P. Morgan Active Fixed Income Composite ("Composite") reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by J.P. Morgan's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The Composite includes all actual, fee-paying, discretionary institutional private accounts managed by J.P. Morgan that have investment objectives, policies, strategies and risks substantially similar to those of the relevant Portfolio. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The institutional private accounts that are included in the Composite are not subject to the same types of expenses to which the relevant Portfolio is subject or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Composite could have been adversely affected if the institutional private accounts included in the Composite had been regulated as investment companies under the federal securities laws.

The major difference between the SEC prescribed calculation of average annual total returns for registered investment companies or (series thereof) and total returns for composite performance is that average annual total returns reflects all fees and charges applicable to the registered investment company in question and the total return calculation for the Composite reflects only those fees and charges described in the paragraph directly above.

The performance results for the registered investment companies or Composite presented below are subject to lower fees and expenses than the relevant Portfolios although in most instances the fees and expenses are substantially similar. In addition, holders of Contracts representing interests in the Portfolio below will be subject to charges and expenses relating to such insurance contracts. The performance results presented above do not reflect any insurance related expenses and would be reduced if such charges were reflected.

The investment results presented below are unaudited. For more information on the specified market indices used below, see the section "The Benchmarks."

--------------------------------------------------------------------------------

ANNUAL RATES OF RETURN OF OTHER FUNDS OR ACCOUNTS MANAGED BY ADVISERS AS OF 12/31/98

The name of the other fund or account managed by the Adviser is shown in bold. The name of the Trust Portfolio is shown in (parentheses). The name of the benchmark is shown in italics.

-------------------------------------------------------------------------------------------------------------------------
                                                                1           5           10        SINCE      INCEPTION
OTHER FUND OR ACCOUNT MANAGED BY ADVISER (EQAT PORTFOLIO)      YEAR       YEARS       YEARS     INCEPTION      DATE
-------------------------------------------------------------------------------------------------------------------------
Benchmark
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE PREMIER GROWTH FUND, INC. - ADVISOR CLASS(1) (EQ/ALLIANCE PREMIER GROWTH PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------------
                                                               49.85%   N/A             N/A       42.97%     10/1/96
S&P 500 Index                                                  28.60%   N/A             N/A       21.60%
-------------------------------------------------------------------------------------------------------------------------
BT ADVISORS FUNDS - EAFE EQUITY INDEX FUND - INSTITUTIONAL CLASS (BT INTERNATIONAL EQUITY INDEX PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------------
                                                               19.81%   N/A             N/A       9.69%      1/24/96
MSCI EAFE Index(5)                                             20.00%   N/A             N/A       9.70%
-------------------------------------------------------------------------------------------------------------------------
BT ADVISORS FUNDS - SMALL CAP INDEX FUND-INSTITUTIONAL CLASS (BT SMALL COMPANY INDEX PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------------
                                                               (2.60)%  N/A             N/A       11.58%     7/10/96
Russell 2000 Index(4)                                          (2.54)%  N/A             N/A       11.85%
-------------------------------------------------------------------------------------------------------------------------
BT INSTITUTIONAL FUNDS - EQUITY 500 INDEX FUND - INSTITUTIONAL CLASS (BT EQUITY 500 INDEX PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------------
                                                               28.75%   24.05%          N/A       21.56%     12/31/92
S&P 500 Index(3)                                               28.57%   24.06%          N/A       21.61%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL GUARDIAN U.S. EQUITY COMPOSITE (CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------------
                                                               22.88%   22.27%          18.07%    13.71%     12/31/66
S&P 500 Index                                                  28.58%   23.99%          19.12%    12.84%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL GUARDIAN U.S. EQUITY RESEARCH PORTFOLIO - DIVERSIFIED COMPOSITE (CAPITAL GUARDIAN RESEARCH PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------------
                                                               28.46%   24.53%          N/A       21.74%      3/31/93
S&P 500 Index                                                  28.58%   23.99%          N/A       21.68%
-------------------------------------------------------------------------------------------------------------------------
EVERGREEN FUND - CLASS Y SHARES (EQ/EVERGREEN PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------------
                                                                7.23%   17.82%          14.07%               10/15/71
Russell 2000 Index(4)                                          (2.54)%  11.86%          12.94%
-------------------------------------------------------------------------------------------------------------------------
EVERGREEN FOUNDATION FUND - CLASS Y SHARES (EQ/EVERGREEN FOUNDATION PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------------
                                                               12.21%   15.06%          N/A       16.89%      1/2/90
S&P 500 Index(3)                                               28.57%   24.06%          N/A       .82%
-------------------------------------------------------------------------------------------------------------------------
THE GEORGE PUTNAM FUND OF BOSTON(2) (EQ/PUTNAM BALANCED PORTFOLIO)
-------------------------------------------------------------------------------------------------------------------------
                                                               10.60%   15.07%          13.77%               11/5/37
S&P 500 Index(3)                                               28.57%   24.06%          19.21%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               1            5        10        Since      Inception
OTHER FUND OR ACCOUNT MANAGED BY ADVISER (EQAT PORTFOLIO)                    Year        Years     Years     Inception      Date
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS INVESTORS TRUST(2) (MFS GROWTH WITH INCOME PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              22.95%      22.97%     19.15%                 7/15/24
S&P 500 Index(3)                                                              28.57%      24.06%     19.21%
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - MERRILL LYNCH BASIC VALUE FOCUS FUND (MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               9.44%      15.40%     N/A         15.80%      7/1/93
S&P 500 Index(3)                                                              28.57%      24.06%     N/A         22.74%
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND (MERRILL LYNCH WORLD STRATEGY PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               8.88%       8.49%     N/A          9.57%     2/28/92
MSCI EAFE Index(5)                                                            20.00%       9.19%     N/A          9.98%
------------------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH FUND(6) (MFS EMERGING GROWTH COMPANIES PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              23.56%      19.66%     22.94%                12/29/86
Russell 2000 Index(4)                                                        ( 2.54)%     11.86%     12.94%
------------------------------------------------------------------------------------------------------------------------------------
MFS RESEARCH FUND(2), (6) (MFS RESEARCH PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              22.92%      20.65%     18.44%                10/13/71
S&P 500 Index(3)                                                              28.57%      24.06%     19.21%
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY INSTITUTIONAL FUND, INC. - EMERGING MARKETS PORTFOLIO(8) (MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             (25.40)%     (8.20)%    N/A          3.50%     9/25/92
IFC Global Total Return Composite Index(1)                                   (21.10)%     (8.70)%    N/A          1.90%
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH & INCOME FUND II(2) (EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              12.46%      N/A        N/A         N/A         1/5/95
S&P 500 Index(3)                                                              28.57%      N/A        N/A         30.51%
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME FUND (T. ROWE PRICE EQUITY INCOME PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               9.23%      18.75%     15.18%                10/31/85
S&P 500 Index(3)                                                              28.57%      24.06%     19.21%
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK FUND (T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              16.14%       8.87%     10.45%                  5/9/80
MSCI EAFE Index(5)                                                            20.00%       9.19%
------------------------------------------------------------------------------------------------------------------------------------
WARBURG PINCUS SMALL COMPANY VALUE FUND(7) (WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             (14.88)%     N/A        N/A         16.51%    12/29/95
Russell 2000 Index(4)                                                        ( 2.54)%     N/A        N/A         11.58%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(1) Annualized performance for the Advisor Class shares. The Advisor Class shares had a total expense ratio of 1.26% of its average daily net assets for the year ended December 31, 1998. Other share classes have different expenses and their performance will vary.

(2) Performance for the Class A shares. The Class A shares are in many instances subject to a front-end sales charge of up to 5.75%. Other share classes have different expenses and their performance will vary.

(3) The S&P 500 Index ("S&P 500") is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market. The S&P 500 reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(4) The Russell 2000 Index is an unmanaged index (with no defined investment objective) composed of approximately 2,000 small-capitalization stocks and includes reinvestments of dividends. The index does not include fees or operating expenses and is not available for actual investment. It is compiled by the Frank Russell Company.

(5) The Morgan Stanley Capital International EAFE Index ("EAFE Index") is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia and the Far East. The returns of the EAFE Index assume dividends are reinvested net of withholding tax and do not reflect any fees or operating expenses. The index is not available for actual investment.

(6) The results for the MFS Research Fund (Class A shares) and the MFS Emerging Growth Fund (Class B shares) do not reflect sales charges that may be imposed on the such shares.

(7) Absent the waiver of fees in 1998 by the Warburg Pincus Small Company Value Fund's investment adviser and co-administrator, management fees of the Warburg Pincus Small Company Value Fund would equal 1.00%, other expenses would equal 0.94% and total operating expenses would equal 2.19%. The investment adviser and co-administrator of the Warburg Pincus Small Company Value Fund are under no obligation to continue these waivers.

(8) Performance for the Class A shares of the Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio. The Class B shares of the Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio are subject to a Rule 12b-1 fee equal to 0.25% of the Portfolio's assets. The expense ratio of Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio has been capped at 1.75% since inception.

(9) The IFC Global Total Return Composite Index is an unmanaged index of common stocks and includes developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa. The Index assumes dividends are reinvested.

-------------------------------------------------------------- EQ Advisors Trust

10

Financial Highlights

--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Trust's financial performance since May 1, 1997. The Trust began to offer Class IA shares for the T. Rowe Price Equity Income, MFS Emerging Growth Companies, Warburg Pincus Small Company Value and BT International Equity Portfolios on November 24, 1998. Except for those four Portfolios, the financial information in the table below for the period May 1, 1997 to December 31, 1998 relates only to the Class IB shares. The financial information relating to both the Class IA shares and the Class IB shares has been derived from the audited financial statements of the Trust. These financial statements have been audited by PricewaterhouseCoopers LLP, independent public accountants. PricewaterhouseCoopers LLP's report on the Trust's financial statements as of December 31, 1998 appears in the Trust's Annual Report. The information should be read in conjunction with the financial statements contained in the Trust's Annual Report which are incorporated by reference into the Trust's Statement of Additional Information (SAI) and available upon request.

--------------------------------------------------------------------------------
                                                                  NET
                                                               REALIZED
                                                                  AND
                                                              UNREALIZED
                                                              GAIN (LOSS)
                                    NET ASSET                     ON
                                     VALUE,                   INVESTMENTS
                                    BEGINNING       NET       AND FOREIGN
                                       OF       INVESTMENT     CURRENCY
                                     PERIOD       INCOME     TRANSACTIONS
--------------------------------------------------------------------------------
 BT EQUITY 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
 Dec. 31, 1998                      $ 10.00       $ 0.06       $  2.45
--------------------------------------------------------------------------------
 Dec. 31, 1997                            -            -             -
--------------------------------------------------------------------------------
 BT INTERNATIONAL EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------
 Class IB Dec. 31, 1998             $ 10.00       $ 0.08       $  1.92
--------------------------------------------------------------------------------
 Class IB Dec. 31, 1997                   -            -             -
--------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998     $ 11.67       $ 0.03       $  0.31
--------------------------------------------------------------------------------
 BT SMALL COMPANY INDEX PORTFOLIO
--------------------------------------------------------------------------------
 Dec. 31, 1998                      $ 10.00       $ 0.07       $ (0.30)
--------------------------------------------------------------------------------
 Dec. 31, 1997                            -            -             -
--------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED PORTFOLIO
--------------------------------------------------------------------------------
 Dec. 31, 1998                      $ 11.21       $ 0.25       $  1.08
--------------------------------------------------------------------------------
 Dec. 31, 1997                      $ 10.00       $ 0.14       $  1.30
--------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
--------------------------------------------------------------------------------
 Dec. 31, 1998                      $ 11.52       $ 0.11       $  1.35
--------------------------------------------------------------------------------
 Dec. 31, 1997                      $ 10.00       $ 0.06       $  1.56
--------------------------------------------------------------------------------
 MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
--------------------------------------------------------------------------------
 Dec. 31, 1998                      $ 11.58       $ 0.12       $  1.21
--------------------------------------------------------------------------------
 Dec. 31, 1997                      $ 10.00       $ 0.06       $  1.64
--------------------------------------------------------------------------------
 MERRILL LYNCH WORLD STRATEGY PORTFOLIO
--------------------------------------------------------------------------------
 Dec. 31, 1998                      $ 10.31       $ 0.15       $  0.55
--------------------------------------------------------------------------------
 Dec. 31, 1997                      $ 10.00       $ 0.08       $  0.39
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                                               DIVIDENDS IN
                                                  DIVIDENDS     EXCESS OF     DISTRIBUTIONS
                                    TOTAL FROM    FROM NET         NET            FROM
                                    INVESTMENT   INVESTMENT    INVESTMENT       REALIZED
                                    OPERATIONS     INCOME        INCOME          GAINS
-------------------------------------------------------------------------------------------
 BT EQUITY 500 INDEX PORTFOLIO
-------------------------------------------------------------------------------------------
 Dec. 31, 1998                       $  2.51      $ (0.06)            -               -
-------------------------------------------------------------------------------------------
 Dec. 31, 1997                             -            -             -               -
-------------------------------------------------------------------------------------------
 BT INTERNATIONAL EQUITY INDEX PORTFOLIO
-------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998              $  2.00      $ (0.15)            -               -
-------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997                    -            -             -               -
-------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998      $  0.34      $ (0.17)            -               -
-------------------------------------------------------------------------------------------
 BT SMALL COMPANY INDEX PORTFOLIO
-------------------------------------------------------------------------------------------
 Dec. 31, 1998                       $ (0.23)     $ (0.07)            -         $ (0.13)
-------------------------------------------------------------------------------------------
 Dec. 31, 1997                             -            -             -               -
-------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------
 Dec. 31, 1998                       $  1.33      $ (0.23)            -         $ (0.15)
-------------------------------------------------------------------------------------------
 Dec. 31, 1997                       $  1.44      $ (0.13)      $ (0.01)        $ (0.09)
-------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
-------------------------------------------------------------------------------------------
 Dec. 31, 1998                       $  1.46      $ (0.11)            -               -
-------------------------------------------------------------------------------------------
 Dec. 31, 1997                       $  1.62      $ (0.06)            -         $ (0.01)
-------------------------------------------------------------------------------------------
 MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------
 Dec. 31, 1998                       $  1.33      $ (0.12)            -         $ (0.43)
-------------------------------------------------------------------------------------------
 Dec. 31, 1997                       $  1.70      $ (0.06)            -         $ (0.05)
-------------------------------------------------------------------------------------------
 MERRILL LYNCH WORLD STRATEGY PORTFOLIO
-------------------------------------------------------------------------------------------
 Dec. 31, 1998                       $  0.70      $ (0.04)      $ (0.04)              -
-------------------------------------------------------------------------------------------
 Dec. 31, 1997                       $  0.47      $ (0.05)            -             -
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                    DISTRIBUTIONS        TOTAL         NET ASSET
                                    IN EXCESS OF    DIVIDENDS AND   VALUE, END OF
                                   REALIZED GAINS   DISTRIBUTIONS       PERIOD
---------------------------------------------------------------------------------
 BT EQUITY 500 INDEX PORTFOLIO
---------------------------------------------------------------------------------
 Dec. 31, 1998                              -          $ (0.06)        $ 12.45
---------------------------------------------------------------------------------
 Dec. 31, 1997                              -                -               -
---------------------------------------------------------------------------------
 BT INTERNATIONAL EQUITY INDEX PORTFOLIO
---------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                     -          $ (0.15)        $ 11.85
---------------------------------------------------------------------------------
 Class IB Dec. 31, 1997                     -                -               -
---------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998             -          $ (0.17)        $ 11.84
---------------------------------------------------------------------------------
 BT SMALL COMPANY INDEX PORTFOLIO
---------------------------------------------------------------------------------
 Dec. 31, 1998                        $ (0.01)         $ (0.21)        $  9.56
---------------------------------------------------------------------------------
 Dec. 31, 1997                              -                -               -
---------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED PORTFOLIO
---------------------------------------------------------------------------------
 Dec. 31, 1998                              -          $ (0.38)        $ 12.16
---------------------------------------------------------------------------------
 Dec. 31, 1997                              -          $ (0.23)        $ 11.21
---------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
---------------------------------------------------------------------------------
 Dec. 31, 1998                        $ (0.10)         $ (0.21)        $ 12.77
---------------------------------------------------------------------------------
 Dec. 31, 1997                        $ (0.03)         $ (0.10)        $ 11.52
---------------------------------------------------------------------------------
 MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
---------------------------------------------------------------------------------
 Dec. 31, 1998                              -          $ (0.55)        $ 12.36
---------------------------------------------------------------------------------
 Dec. 31, 1997                        $ (0.01)         $ (0.12)        $ 11.58
---------------------------------------------------------------------------------
 MERRILL LYNCH WORLD STRATEGY PORTFOLIO
---------------------------------------------------------------------------------
 Dec. 31, 1998                              -          $ (0.08)        $ 10.93
---------------------------------------------------------------------------------
 Dec. 31, 1997                        $ (0.11)         $ (0.16)        $ 10.31
---------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                         RATIO OF
                                                                       EXPENSES TO
                                                     NET ASSETS,       AVERAGE NET
                                    TOTAL RETURN   END OF PERIOD       ASSETS AFTER
                                        (B)           (000'S)         WAIVERS (A)(C)
------------------------------------------------------------------------------------
 BT EQUITY 500 INDEX PORTFOLIO
------------------------------------------------------------------------------------
 Dec. 31, 1998                         25.14%         $224,247             0.55%
------------------------------------------------------------------------------------
 Dec. 31, 1997                             -                 -                -
------------------------------------------------------------------------------------
 BT INTERNATIONAL EQUITY INDEX PORTFOLIO
------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                20.07%         $ 48,075             0.84%(1)
------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997                    -                 -                -
------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998         2.94%(b)      $    735             0.59%(a)(1)
------------------------------------------------------------------------------------
 BT SMALL COMPANY INDEX PORTFOLIO
------------------------------------------------------------------------------------
 Dec. 31, 1998                         (2.27)%        $ 32,609             0.60%
------------------------------------------------------------------------------------
 Dec. 31, 1997                             -                 -                -
------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED PORTFOLIO
------------------------------------------------------------------------------------
 Dec. 31, 1998                         11.92%         $ 75,977             0.90%(a)
------------------------------------------------------------------------------------
 Dec. 31, 1997                         14.38%         $ 25,854             0.90%
------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
------------------------------------------------------------------------------------
 Dec. 31, 1998                         12.75%         $460,744             0.85%
------------------------------------------------------------------------------------
 Dec. 31, 1997                         16.23%         $150,260             0.85%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                         RATIO OF
                                                                       EXPENSES TO
                                                     NET ASSETS,       AVERAGE NET
                                    TOTAL RETURN   END OF PERIOD       ASSETS AFTER
                                        (B)           (000'S)         WAIVERS (A)(C)
------------------------------------------------------------------------------------
 MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
------------------------------------------------------------------------------------
 Dec. 31, 1998                         11.59%         $174,104             0.85%
------------------------------------------------------------------------------------
 Dec. 31, 1997                         16.99%         $ 49,495             0.85%
------------------------------------------------------------------------------------
 MERRILL LYNCH WORLD STRATEGY PORTFOLIO
------------------------------------------------------------------------------------
 Dec. 31, 1998                          6.81%         $ 30,631             1.20%
------------------------------------------------------------------------------------
 Dec. 31, 1997                          4.70%         $ 18,210             1.20%
------------------------------------------------------------------------------------

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                  NET
                                                               REALIZED
                                                                  AND
                                                              UNREALIZED
                                                              GAIN (LOSS)                               DIVIDENDS
                                    NET ASSET                     ON                                       IN
                                     VALUE,                   INVESTMENTS                  DIVIDENDS    EXCESS OF    DISTRIBUTIONS
                                    BEGINNING        NET      AND FOREIGN    TOTAL FROM    FROM NET        NET           FROM
                                       OF       INVESTMENT     CURRENCY      INVESTMENT   INVESTMENT   INVESTMENT      REALIZED
                                     PERIOD       INCOME     TRANSACTIONS    OPERATIONS     INCOME       INCOME         GAINS
----------------------------------------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998             $ 11.92      $ (0.03)     $   4.15        $  4.12            -            -              -
----------------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997             $ 10.00      $  0.02      $   2.21        $  2.23      $ (0.02)           -        $ (0.18)
----------------------------------------------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998     $ 14.18            -      $   1.86        $  1.86            -            -              -
----------------------------------------------------------------------------------------------------------------------------------
 MFS RESEARCH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1998                      $ 11.48      $  0.04      $   2.73        $  2.77      $ (0.04)           -              -
----------------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1997                      $ 10.00      $  0.02      $   1.58        $  1.60      $ (0.02)           -        $ (0.01)
----------------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1998                      $  7.96      $  0.03      $  (2.18)       $ (2.15)     $ (0.02)           -              -
----------------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1997                      $ 10.00      $  0.04      $  (2.06)       $ (2.02)     $ (0.02)           -              -
----------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998             $ 12.08      $  0.22      $   0.87        $  1.09      $ (0.22)           -        $ (0.28)
----------------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997             $ 10.00      $  0.10      $   2.11        $  2.21      $ (0.09)           -        $ (0.04)
----------------------------------------------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998     $ 13.22      $  0.06      $  (0.09)+      $ (0.03)     $ (0.24)           -        $ (0.28)
----------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
 Dec 31, 1998                       $  9.85      $  0.06      $   1.28        $  1.34      $ (0.07)     $ (0.02)             -
----------------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1997                      $ 10.00      $  0.02      $  (0.17)       $ (0.15)           -            -          -
----------------------------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998             $ 11.85      $  0.05      $  (1.24)       $ (1.19)     $ (0.04)           -              -
----------------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997             $ 10.00      $  0.01      $   1.90        $  1.91      $ (0.01)           -              -
----------------------------------------------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998     $ 10.40      $  0.03      $   0.23+       $  0.26      $ (0.06)           -              -
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    DISTRIBUTIONS        TOTAL         NET ASSET
                                    IN EXCESS OF    DIVIDENDS AND   VALUE, END OF
                                   REALIZED GAINS   DISTRIBUTIONS       PERIOD
----------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES PORTFOLIO
----------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                     -                -         $ 16.04
----------------------------------------------------------------------------------
 Class IB Dec. 31, 1997               $ (0.11)         $ (0.31)        $ 11.92
----------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998             -                -         $ 16.04
----------------------------------------------------------------------------------
 MFS RESEARCH PORTFOLIO
----------------------------------------------------------------------------------
 Dec. 31, 1998                              -          $ (0.04)        $ 14.21
----------------------------------------------------------------------------------
 Dec. 31, 1997                        $ (0.09)         $ (0.12)        $ 11.48
----------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------
 Dec. 31, 1998                              -          $ (0.02)        $  5.79
----------------------------------------------------------------------------------
 Dec. 31, 1997                              -          $ (0.02)        $  7.96
----------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME PORTFOLIO
----------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                     -          $ (0.50)        $ 12.67
----------------------------------------------------------------------------------
 Class IB Dec. 31, 1997                     -          $ (0.13)        $ 12.08
----------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998             -          $ (0.52)        $ 12.67
----------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
----------------------------------------------------------------------------------
 Dec. 31, 1998                              -          $ (0.09)        $ 11.10
----------------------------------------------------------------------------------
 Dec. 31, 1997                              -                -         $  9.85
----------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
----------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                     -          $ (0.05)        $ 10.61
----------------------------------------------------------------------------------
 Class IB Dec. 31, 1997               $ (0.05)         $ (0.06)        $ 11.85
----------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998             -          $ (0.07)        $ 10.59
----------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                                                                             RATIO OF
                                                                           EXPENSES TO
                                                         NET ASSETS,       AVERAGE NET
                                      TOTAL RETURN     END OF PERIOD       ASSETS AFTER
                                          (B)             (000'S)         WAIVERS (A)(C)
-------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES PORTFOLIO
-------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                   34.57%          $461,307             0.85%(1)
-------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997                   22.42%          $ 99,317             0.85%(a)
-------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998           13.12%          $  5,978             0.60%(a)(1)
-------------------------------------------------------------------------------------------
 MFS RESEARCH PORTFOLIO
-------------------------------------------------------------------------------------------
 Dec. 31, 1998                            24.11%          $407,619             0.85%
-------------------------------------------------------------------------------------------
 Dec. 31, 1997                            16.07%          $114,754             0.85%
-------------------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------
 Dec. 31, 1998                           (27.10)%         $ 41,359             1.81%
-------------------------------------------------------------------------------------------
 Dec. 31, 1997                           (20.16)%         $ 21,433             1.75%
-------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME PORTFOLIO
-------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                    9.11%          $242,001             0.85%(1)
-------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997                   22.11%          $ 99,947             0.85%(a)
-------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998          ( 2.21)%(b)      $  2,415             0.60%(a)(1)
-------------------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
-------------------------------------------------------------------------------------------
 Dec. 31, 1998                            13.68%          $134,653             1.20%
-------------------------------------------------------------------------------------------
 Dec. 31, 1997                           ( 1.49)%         $ 69,572             1.20%
-------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
-------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                  (10.02)%         $166,746             1.00%(1)
-------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997                   19.15%          $120,880             1.00%(a)
-------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998            2.63%(b)       $    747             0.75%(a)(1)
-------------------------------------------------------------------------------------------

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                RATIO OF NET            RATIO OF NET
                                    RATIO OF EXPENSES TO   INVESTMENT INCOME TO    INVESTMENT INCOME TO
                                     AVERAGE NET ASSETS     AVERAGE NET ASSETS      AVERAGE NET ASSETS       PORTFOLIO
                                   BEFORE WAIVERS (A)(C)   AFTER WAIVERS (A)(C)   BEFORE WAIVERS (A)(C)   TURNOVER RATE
-------------------------------------------------------------------------------------------------------------------------
 **BT EQUITY 500 INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1998                              0.83%                  1.22%                   0.94%                 2%
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1997                                 -                      -                       -                -
-------------------------------------------------------------------------------------------------------------------------
 **BT INTERNATIONAL EQUITY INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                     1.49%(1)               1.11%(1)                0.46%(1)              3%
-------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997                        -                      -                       -                  -
-------------------------------------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998             1.24%(a)(1)            1.36%(a)(1)             0.71%(a)(1)           3%
-------------------------------------------------------------------------------------------------------------------------
 **BT SMALL COMPANY INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1998                              1.81%                  1.18%                  (0.03)%               35%
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1997                                 -                      -                       -                  -
-------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1998                              1.25%                  2.88%                   2.53%               135%
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1997                              2.55%                  3.19%                   1.54%               117%
-------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1998                              1.04%                  1.30%                   1.11%                74%
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1997                              1.75%                  1.67%                   0.77%                61%
-------------------------------------------------------------------------------------------------------------------------
 MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1998                              1.06%                  1.41%                   1.20%                83%
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1997                              1.89%                  1.91%                   0.87%                25%
-------------------------------------------------------------------------------------------------------------------------
 MERRILL LYNCH WORLD STRATEGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1998                              1.61%                  1.63%                   1.22%               115%
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1997                              3.05%                  1.89%                   0.04%                58%
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                 RATIO OF NET             RATIO OF NET
                                    RATIO OF EXPENSES TO    INVESTMENT INCOME TO     INVESTMENT INCOME TO
                                     AVERAGE NET ASSETS      AVERAGE NET ASSETS       AVERAGE NET ASSETS       PORTFOLIO
                                   BEFORE WAIVERS (A)(C)    AFTER WAIVERS (A)(C)    BEFORE WAIVERS (A)(C)   TURNOVER RATE
-------------------------------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                 1.04%(1)                    (0.30)%(1)              (0.49)%(1)            79%
-------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997                 1.82%(a)                     0.61%(a)               (0.36)%(a)           116%
-------------------------------------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998          79%(a)(1)                  (0.05)%(a)(1)           (0.24)%(a)(1)         79%
-------------------------------------------------------------------------------------------------------------------------
 MFS RESEARCH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1998                    1.05 %                             0.44%                   0.24%                73%
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1997                         1.78%                         0.65%                  (0.28)%               51%
-------------------------------------------------------------------------------------------------------------------------
 *MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1998                         2.63%                         0.73%                  (0.09)%              114%
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1997                         2.61%                         1.96%                   1.10%                25%
-------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998                1.04%(1)                      2.20%(1)                2.01%(1)             17%
-------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997                1.74%(a)                      2.49%(a)                1.60%(a)              9%
-------------------------------------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998      0.79%(a)(1)                     2.45%(a)(1)             2.26%(a)(1)          17%
-------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1998                       1.40%                           0.67%                   0.47%                22%
-------------------------------------------------------------------------------------------------------------------------
 Dec. 31, 1997                       2.56%                           0.45%                  (0.91)%               17%
-------------------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1998              1.17%(1)                        0.47%(1)                0.30%(1)            111%
-------------------------------------------------------------------------------------------------------------------------
 Class IB Dec. 31, 1997              1.70%(a)                        0.26%(a)               (0.44)%(a)            44%
-------------------------------------------------------------------------------------------------------------------------
 Class IA Nov. 24-Dec. 31, 1998      0.92%(a)(1)                     0.72%(a)(1)             0.55%(a)(1)         111%
-------------------------------------------------------------------------------------------------------------------------

* The Morgan Stanley Emerging Markets Equity Portfolio commenced operations on August 20, 1997.

** Commencement of operations for the BT Small Company Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index Portfolio was January 1, 1998. No financial highlights are presented for EQ/Evergreen Foundation Portfolio, EQ/Evergreen Portfolio and MFS Growth with Income Portfolio, each of which received initial capital on December 31, 1998. In addition no financial highlights are presented for Capital Guardian Research Portfolio, Capital Guardian U.S. Equity Portfolio or EQ/Alliance Premier Growth Portfolio, each of which received initial capital on April 30, 1999.

+ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

(a) Annualized.

(b) Total return calculated for a period of less than one year is not annualized.

(c) For further information concerning fee waivers, see the section entitled "Expense Limitation Agreement" in the Prospectus.

(1) Reflects overall fund ratios for investment income and non-class specific expense.

-------------------------------------------------------------- EQ Advisors Trust

--------------------------------------------------------------------------------

If you wish to know more, you will find additional information about the Trust and its Portfolios in the following documents:

ANNUAL REPORTS

The Annual Report includes more information about the Trust's performance and is available upon request free of charge. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, dated May 1, 1999, is incorporated into this Prospectus by reference and is available upon request free of charge by calling our toll free number at 1-800-528-0204.

You may visit the SEC's website at www.sec.gov to view the SAI and other information about the Trust. You can also review and copy information about the Trust, including the SAI, at the SEC's Public Reference Room in Washington, D.C. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 800-SEC-0330.

Investment Company Act File Number: 811-07953